UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue - 9th Floor, New York, NY	10017-4033
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue - 9th Floor

New York, NY 10017-4033

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Ireland: 2.0%
250,513	Alkermes Plc (USD) *	$16,118,006
Netherlands: 2.2%
703,922	Qiagen NV (USD) *	17,450,226
Spain: 1.8%
451,641	Grifols SA (ADR)	13,987,322
United States: 94.0%
262,836	Alexion Pharmaceuticals, Inc. *	47,512,864
205,982	Alnylam Pharmaceuticals, Inc. *	24,691,062
572,487	Amgen, Inc.	87,888,204
156,143	Biogen Idec, Inc. *	63,072,404
289,507	BioMarin Pharmaceutical, Inc. *	39,598,768
691,494	Celgene Corp. *	80,030,058
175,440	Cepheid, Inc. *	10,728,156
135,701	Charles River Laboratories International, Inc. *	9,545,208
1,077,422	Gilead Sciences, Inc.	126,144,568
164,298	Illumina, Inc. *	35,876,111
335,432	Incyte Corp. *	34,955,369
53,759	Intercept Pharmaceuticals, Inc. * †	12,976,347
297,615	Isis Pharmaceuticals, Inc. * †	17,127,743
983,720	MannKind Corp. * †	5,597,367
225,481	Medivation, Inc. *	25,749,930
111,205	Myriad Genetics, Inc. * †	3,779,858
50,125	Puma Biotechnology, Inc. * †	5,852,094
87,755	Receptos, Inc. *	16,677,838
76,770	Regeneron Pharmaceuticals, Inc. *	39,162,680
215,755	Seattle Genetics, Inc. * †	10,442,542
124,647	United Therapeutics Corp. *	21,682,346
282,777	Vertex Pharmaceuticals, Inc. *	34,917,304
		754,008,821
Total Common Stocks (Cost: $711,628,596)		801,564,375
MONEY MARKET FUND: 0.0% (Cost: $102,961)
102,961	Dreyfus Government Cash Management Fund	102,961
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $711,731,557)		801,667,336

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.9%
Repurchase Agreements: 2.9%
$5,536,186	Repurchase agreement dated 6/30/15 with Citigroup Global Markets, Inc., 0.14%, due 7/1/15, proceeds $5,536,208; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 11/15/16 to 7/1/45, valued at $5,646,910 including accrued interest)	5,536,186
5,536,186	Repurchase agreement dated 6/30/15 with Daiwa Capital Markets America, Inc., 0.18%, due 7/1/15, proceeds $5,536,214; (collateralized by cash in the amount of $1,359 and various U.S. government and agency obligations, 0.00% to 9.25%, due 11/15/15 to 3/1/48, valued at $5,646,883 including accrued interest)	5,536,186
5,536,186	Repurchase agreement dated 6/30/15 with HSBC Securities USA, Inc., 0.10%, due 7/1/15, proceeds $5,536,201; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 7/15/15 to 1/15/37, valued at $5,646,931 including accrued interest)	5,536,186
5,536,186	Repurchase agreement dated 6/30/15 with Mizuho Securities USA, Inc., 0.14%, due 7/1/15, proceeds $5,536,208; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 6/13/16 to 4/20/44, valued at $5,646,910 including accrued interest)	5,536,186
1,165,441	Repurchase agreement dated 6/30/15 with Royal Bank of Scotland Plc, 0.11%, due 7/1/15, proceeds $1,165,445; (collateralized by various U.S. government and agency obligations, 1.00% to 3.63%, due 9/30/15 to 2/15/44, valued at $1,188,753 including accrued interest)	1,165,441

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $23,310,185)		23,310,185
Total Investments: 102.9% (Cost: $735,041,742)		824,977,521
Liabilities in excess of other assets: (2.9)%		(23,134,974)
NET ASSETS: 100.0%		$801,842,547

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,959,054.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	83.8%	$671,887,147
Health Care	8.3	66,805,683
Life Sciences Tools & Services	7.9	62,871,545
Money Market Fund	0.0	102,961
	100.0%	$801,667,336

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$801,564,375	$—	$—	$801,564,375
Money Market Fund	102,961	—	—	102,961
Repurchase Agreements	—	23,310,185	—	23,310,185
Total	$801,667,336	$23,310,185	$—	$824,977,521

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2015.

See Notes to Schedule of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 3.6%
20,853	Progressive Waste Solutions Ltd. (USD)	$559,903
United States: 96.4%
17,371	ABM Industries, Inc.	570,985
28,181	Calgon Carbon Corp.	546,148
10,805	Cantel Medical Corp.	579,904
28,418	Ceco Environmental Corp.	321,976
9,256	Clarcor, Inc.	576,093
10,498	Clean Harbors, Inc. *	564,162
26,162	Covanta Holding Corp.	554,373
37,771	Darling International, Inc. *	553,723
16,117	Donaldson Company, Inc.	576,989
35,146	Layne Christensen Co. * †	314,557
43,579	Newpark Resources, Inc. *	354,297
280,260	Rentech, Inc. *	299,878
40,245	Republic Services, Inc.	1,576,397
17,311	Schnitzer Steel Industries, Inc.	302,423
11,820	Stericycle, Inc. *	1,582,816
8,938	Steris Corp. †	575,965
8,769	Tennant Co.	572,966
9,491	Tenneco, Inc. *	545,163
22,311	Tetra Tech, Inc.	572,054
11,466	US Ecology, Inc.	558,624
33,460	Waste Connections, Inc.	1,576,635
34,078	Waste Management, Inc.	1,579,515
		15,255,643
Total Common Stocks (Cost: $14,246,845)		15,815,546
MONEY MARKET FUND: 0.1% (Cost: $17,516)
17,516	Dreyfus Government Cash Management Fund	17,516
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $14,264,361)		15,833,062

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.6% (Cost: $579,218)
Repurchase Agreement: 3.6%
$579,218	Repurchase agreement dated 6/30/15 with HSBC Securities USA, Inc., 0.12%, due 7/1/15, proceeds $579,220; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 7/1/18 to 7/1/45, valued at $590,803 including accrued interest)	579,218
Total Investments: 103.7% (Cost: $14,843,579)		16,412,280
Liabilities in excess of other assets: (3.7)%		(591,817)
NET ASSETS: 100.0%		$15,820,463

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $321,001.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.4%	$545,163
Consumer Staples	3.5	553,723
Energy	2.2	354,297
Health Care	7.3	1,155,869
Industrials	76.2	12,058,045
Materials	7.3	1,148,449
Money Market Fund	0.1	17,516
	100.0%	$15,833,062

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$15,815,546	$—	$—	$15,815,546
Money Market Fund	17,516	—	—	17,516
Repurchase Agreement	—	579,218	—	579,218
Total	$15,833,062	$579,218	$—	$16,412,280

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2015.

See Notes to Schedule of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.4%
Australia: 13.1%
127,092	Aristocrat Leisure Ltd. #	$746,582
94,841	Crown Ltd. #	887,718
120,408	Echo Entertainment Group Ltd. #	402,652
190,067	TABCORP Holdings Ltd. #	663,684
334,762	Tatts Group Ltd. #	956,178
		3,656,814
Canada: 3.7%
28,482	Amaya, Inc. * †	780,691
18,842	Intertain Group Ltd. *	260,041
		1,040,732
China / Hong Kong: 22.7%
541,240	Galaxy Entertainment Group Ltd. #	2,153,297
521,000	Macau Legend Development Ltd. * #	169,790
36,808	Melco Crown Entertainment Ltd. (ADR) †	722,541
112,400	Melco International Development Ltd. #	158,669
217,700	MGM China Holdings Ltd. #	355,430
541,600	Sands China Ltd. #	1,819,975
457,000	SJM Holdings Ltd. #	494,069
297,600	Wynn Macau Ltd. #	495,816
		6,369,587
Greece: 1.4%
23,182	Intralot SA * #	41,989
43,197	OPAP SA #	344,301
		386,290
Ireland: 2.1%
6,767	Paddy Power Plc	580,639
Japan: 4.4%
13,979	Sankyo Co. Ltd. #	494,991
56,200	Sega Sammy Holdings, Inc. #	734,952
		1,229,943
Malaysia: 4.2%
171,517	Berjaya Sports Toto Bhd #	149,060
782,598	Genting Malaysia Bhd #	870,558
222,600	Magnum Bhd #	156,300
		1,175,918
New Zealand: 1.2%
122,388	Sky City Entertainment Group Ltd. #	347,525
Singapore: 3.5%
1,478,200	Genting Singapore Plc #	981,696
South Africa: 1.5%
12,215	Sun International Ltd. #	111,201
155,735	Tsogo Sun Holdings Ltd. #	313,355
		424,556
South Korea: 3.9%
26,186	Kangwon Land, Inc. #	867,712
10,184	Paradise Co. Ltd. #	219,396
		1,087,108
Sweden: 1.3%
25,069	Betsson AB #	361,617
United Kingdom: 11.2%
15,437	Betfair Group Plc #	584,272
165,159	Bwin.Party Digital Entertainment Plc #	254,224
24,815	International Game Technology Plc (USD) *	440,714
156,235	Ladbrokes Plc † #	318,886
50,450	Playtech Ltd. #	649,335
140,119	William Hill Plc #	888,392
		3,135,823
United States: 23.2%
17,532	Boyd Gaming Corp. *	262,103
2,701	Churchill Downs, Inc.	337,760
13,194	Global Cash Access Holdings, Inc. *	102,122
44,643	Las Vegas Sands Corp.	2,346,882
76,244	MGM Mirage *	1,391,453
10,392	Penn National Gaming, Inc. *	190,693
8,668	Pinnacle Entertainment, Inc. *	323,143
8,940	Scientific Games Corp. * †	138,928
14,278	Wynn Resorts Ltd.	1,408,810
		6,501,894
Total Common Stocks (Cost: $34,978,562)		27,280,142
REAL ESTATE INVESTMENT TRUST: 2.4% (Cost: $741,711)
United States: 2.4%
18,704	Gaming and Leisure Properties, Inc.	685,689
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $35,720,273)		27,965,831

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.7%
Repurchase Agreements: 5.7%
$1,000,000	Repurchase agreement dated 6/30/15 with Citigroup Global Markets, Inc., 0.14%, due 7/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 11/15/16 to 7/1/45, valued at $1,020,000 including accrued interest)	1,000,000
593,468	Repurchase agreement dated 6/30/15 with HSBC Securities USA, Inc., 0.12%, due 7/1/15, proceeds $593,470; (collateralized by various U.S. government and agency obligations, 2.50% to 6.50%, due 7/1/18 to 7/1/45, valued at $605,338 including accrued interest)	593,468

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,593,468)		1,593,468
Total Investments: 105.5% (Cost: $37,313,741)		29,559,299
Liabilities in excess of other assets: (5.5)%		(1,549,092)
NET ASSETS: 100.0%		$28,010,207

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,565,313.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,993,622 which represents 64.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Casino Hotels	54.0%	$15,107,532
Casino Services	13.6	3,801,229
Casinos & Gaming	10.3	2,878,398
Commercial Services - Finance	0.4	102,122
Computer Software	2.3	649,335
Diversified Operations	1.1	314,969
Gambling (Non-Hotel)	12.6	3,520,102
Internet Gambling	0.9	254,224
Lottery Services	4.1	1,147,227
Racetracks	0.7	190,693
	100.0%	$27,965,831

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,656,814	$—	$3,656,814
Canada	1,040,732	—	—	1,040,732
China / Hong Kong	722,541	5,647,046	—	6,369,587
Greece	—	386,290	—	386,290
Ireland	580,639	—	—	580,639
Japan	—	1,229,943	—	1,229,943
Malaysia	—	1,175,918	—	1,175,918
New Zealand	—	347,525	—	347,525
Singapore	—	981,696	—	981,696
South Africa	—	424,556	—	424,556
South Korea	—	1,087,108	—	1,087,108
Sweden	—	361,617	—	361,617
United Kingdom	440,714	2,695,109	—	3,135,823
United States	6,501,894	—	—	6,501,894
Real Estate Investment Trust*	685,689	—	—	685,689
Repurchase Agreements	—	1,593,468	—	1,593,468
Total	$9,972,209	$19,587,090	$—	$29,559,299

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended June 30, 2015, transfers of securities from Level 1 to Level 2 were $354,452 and transfers from Level 2 to Level 1 were $752,675. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedule of Investments

GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 88.7%
Australia: 6.5%
5,839	DuluxGroup Ltd. #	$25,634
7,763	Echo Entertainment Group Ltd. #	25,960
16,311	Orora Ltd. #	26,180
17,950	South32 Ltd. *	24,695
6,639	Treasury Wine Estates Ltd. #	25,398
		127,867
China / Hong Kong: 2.5%
3,000	Cheung Kong Property Holdings Ltd. *	24,882
116,000	Global Brands Group Holding Ltd. * #	24,375
		49,257
Finland: 2.6%
2,638	Caverion Corp.	26,248
2,208	Valmet OYJ #	24,806
		51,054
France: 2.5%
1,037	Edenred #	25,608
380	Groupe Fnac * #	22,855
		48,463
Germany: 1.3%
524	OSRAM Licht AG #	25,054
Ireland: 2.6%
422	Allegion Plc (USD)	25,379
477	Prothena Corp. Plc (USD) *	25,124
		50,503
Italy: 1.3%
2,293	World Duty Free SpA * #	25,697
Luxembourg: 1.2%
606	Aperam SA * #	24,520
New Zealand: 1.3%
12,769	Chorus Ltd. *	25,043
Norway: 1.3%
4,480	Aker Solutions ASA # Reg S	25,037
Singapore: 1.3%
19,600	Frasers Centrepoint Ltd. #	25,820
Spain: 1.3%
3,222	Distribuidora Internacional de Alimentacion SA #	24,678
Switzerland: 1.2%
124	Autoneum Holding AG #	24,526
United Kingdom: 3.8%
4,519	Alent Plc #	26,159
1,946	Concentric AB (SEK) #	23,050
7,047	Indivior Plc *	24,914
		74,123
United States: 58.0%
374	AbbVie, Inc.	25,129
710	ADT Corp.	23,835
637	Alexander & Baldwin, Inc.	25,098
1,444	Altisource Residential Corp.	24,331
320	AMC Networks, Inc. *	26,192
794	BWX Technologies, Inc. *	26,043
3,719	California Resources Corp.	22,463
472	CDK Global, Inc.	25,479
635	CST Brands, Inc.	24,803
940	Engility Holdings, Inc.	23,650
1,340	Enova International, Inc. *	25,031
491	Fiesta Restaurant Group, Inc. *	24,550
561	Fortune Brands Home & Security, Inc.	25,705
900	FTD Cos, Inc. *	25,371
608	Halyard Health, Inc. *	24,624
178	Howard Hughes Corp. *	25,550
222	Huntington Ingalls Industries, Inc.	24,995
362	Hyster-Yale Materials Handling, Inc.	25,079
783	Keysight Technologies, Inc. *	24,422
595	KLX, Inc. *	26,257
1,322	Knowles Corp. *	23,928
1,091	Lands' End, Inc. *	27,089
504	Liberty Broadband Corp. *	25,689
794	Liberty TripAdvisor Holdings, Inc. *	25,583
211	Mallinckrodt Plc *	24,839
505	Marathon Petroleum Corp.	26,417
294	Marriott Vacations Worldwide Corp.	26,974
450	Murphy USA, Inc. *	25,119
1,376	Navient Corp.	25,057
1,374	New Media Investment Group, Inc.	24,636
1,742	News Corp. *	25,416
1,291	NorthStar Asset Management Group, Inc.	23,871
1,196	NOW, Inc. *	23,812
609	ONE Gas, Inc.	25,919
329	Phillips 66	26,504
502	Post Holdings, Inc. *	27,073
1,396	QEP Resources, Inc.	25,840
1,637	Rayonier Advanced Materials, Inc.	26,618
487	Science Applications International Corp.	25,738
604	Starz *	27,011
1,108	Time, Inc.	25,495
903	TimkenSteel Corp.	24,372
562	Vista Outdoor, Inc. *	25,234
2,012	WPX Energy, Inc. *	24,707
709	Xylem, Inc.	26,283
		1,137,831
Total Common Stocks (Cost: $1,757,470)		1,739,473
REAL ESTATE INVESTMENT TRUSTS: 11.3%
United States: 11.3%
958	Communications Sales & Leasing, Inc. *	23,682
699	Gaming and Leisure Properties, Inc.	25,625
1,627	New Residential Investment Corp.	24,795
1,719	New Senior Investment Group, Inc.	22,983
1,601	Rouse Properties, Inc.	26,176
1,053	Starwood Waypoint Residential Trust	25,019
1,177	Urban Edge Properties	24,470
1,856	WP GLIMCHER, Inc.	25,112
1,098	Xenia Hotels & Resorts, Inc.	23,870
Total Real Estate Investment Trusts (Cost: $229,812)		221,732
MONEY MARKET FUND: 0.1% (Cost: $2,162)
2,162	Dreyfus Government Cash Management Fund	2,162
Total Investments: 100.1% (Cost: $1,989,444)		1,963,367
Liabilities in excess of other assets: (0.1)%		(1,739)
NET ASSETS: 100.0%		$1,961,628

SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $425,357 which represents 21.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	24.6%	$482,575
Consumer Staples	3.9	77,149
Energy	7.7	150,968
Financials	21.5	421,372
Health Care	6.3	124,630
Industrials	19.1	375,804
Information Technology	5.1	99,567
Materials	9.1	178,178
Telecommunication Services	1.3	25,043
Utilities	1.3	25,919
Money Market Fund	0.1	2,162
	100.0%	$1,963,367

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$24,695	$103,172	$—	$127,867
China / Hong Kong	24,882	24,375	—	49,257
Finland	26,248	24,806	—	51,054
France	—	48,463	—	48,463
Germany	—	25,054	—	25,054
Ireland	50,503	—	—	50,503
Italy	—	25,697	—	25,697
Luxembourg	—	24,520	—	24,520
New Zealand	25,043	—	—	25,043
Norway	—	25,037	—	25,037
Singapore	—	25,820	—	25,820
Spain	—	24,678	—	24,678
Switzerland	—	24,526	—	24,526
United Kingdom	24,914	49,209	—	74,123
United States	1,137,831	—	—	1,137,831
Real Estate Investment Trusts*	221,732	—	—	221,732
Money Market Fund	2,162	—	—	2,162
Total	$1,538,010	$425,357	$—	$1,963,367

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2015.

See Notes to Schedule of Investments

MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Automobiles & Components: 5.2%
791,447	Harley-Davidson, Inc.	$44,598,038
Banks: 4.8%
965,950	U.S. Bancorp	41,922,230
Consumer Durables & Apparel: 10.2%
300,897	Polaris Industries, Inc.	44,565,855
618,081	VF Corp.	43,104,969
		87,670,824
Diversified Financials: 14.6%
539,769	American Express Co.	41,950,847
307,285	Berkshire Hathaway, Inc. *	41,824,561
861,032	Franklin Resources, Inc.	42,216,399
		125,991,807
Energy: 20.8%
507,972	Exxon Mobil Corp.	42,263,270
1,100,818	ONEOK, Inc.	43,460,295
1,285,158	Spectra Energy Corp.	41,896,151
909,520	Williams Companies, Inc.	52,197,353
		179,817,069
Food, Beverage & Tobacco: 4.9%
475,076	Hershey Co.	42,201,001
Health Care Equipment & Services: 4.9%
501,786	Varian Medical Systems, Inc. *	42,315,613
Media: 10.0%
1,302,564	Discovery Communications, Inc. * †	43,323,279
1,313,234	Twenty-First Century Fox, Inc.	42,739,200
		86,062,479
Pharmaceuticals, Biotechnology: 9.7%
278,264	Amgen, Inc.	42,719,089
726,121	Merck & Co., Inc.	41,338,069
		84,057,158
Software & Services: 10.3%
815,297	Blackbaud, Inc.	46,431,164
78,327	Google, Inc. *	42,299,713
		88,730,877
Utilities: 4.9%
1,307,283	ITC Holdings Corp.	42,068,367
Total Common Stocks (Cost: $906,900,141)		865,435,463

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.7%
Repurchase Agreements: 1.7%
$3,506,381	Repurchase agreement dated 6/30/15 with Citigroup Global Markets, Inc., 0.14%, due 7/1/15, proceeds $3,506,395; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 11/15/16 to 7/1/45, valued at $3,576,509 including accrued interest)	3,506,381
3,506,381	Repurchase agreement dated 6/30/15 with Daiwa Capital Markets America, Inc., 0.18%, due 7/1/15, proceeds $3,506,399; (collateralized by cash in the amount of $861 and various U.S. government and agency obligations, 0.00% to 9.25%, due 11/15/15 to 3/1/48, valued at $3,576,492 including accrued interest)	3,506,381
3,506,381	Repurchase agreement dated 6/30/15 with HSBC Securities USA, Inc., 0.10%, due 7/1/15, proceeds $3,506,391; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 7/15/15 to 1/15/37, valued at $3,576,522 including accrued interest)	3,506,381
3,506,381	Repurchase agreement dated 6/30/15 with Mizuho Securities USA, Inc., 0.14%, due 7/1/15, proceeds $3,506,395; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 6/13/16 to 4/20/44, valued at $3,576,509 including accrued interest)	3,506,381
738,142	Repurchase agreement dated 6/30/15 with Royal Bank of Scotland PLC, 0.11%, due 7/1/15, proceeds $738,144; (collateralized by various U.S. government and agency obligations, 1.00% to 3.63%, due 9/30/15 to 2/15/44, valued at $752,907 including accrued interest)	738,142

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $14,763,666)		14,763,666
Total Investments: 102.0% (Cost: $921,663,807)		880,199,129
Liabilities in excess of other assets: (2.0)%		(17,079,036)
NET ASSETS: 100.0%		$863,120,093

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $14,440,827.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	25.2%	$218,331,341
Consumer Staples	4.9	42,201,001
Energy	20.8	179,817,069
Financials	19.4	167,914,037
Health Care	14.6	126,372,771
Information Technology	10.2	88,730,877
Utilities	4.9	42,068,367
	100.0%	$865,435,463

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$865,435,463	$—	$—	$865,435,463
Repurchase Agreements	—	14,763,666	—	14,763,666
Total	$865,435,463	$14,763,666	$—	$880,199,129

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended June 30, 2015.

See Notes to Schedule of Investments

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.1%
Denmark: 4.8%
334,653	Novo-Nordisk AS (ADR)	$18,325,598
France: 5.0%
383,115	Sanofi SA (ADR)	18,975,686
Ireland: 9.2%
61,052	Endo International Plc (USD) *	4,862,792
16,173	Jazz Pharmaceuticals Plc (USD) *	2,847,580
53,834	Perrigo Co. Plc (USD)	9,950,138
70,625	Shire Plc (ADR)	17,055,231
		34,715,741
Israel: 4.5%
287,577	Teva Pharmaceutical Industries Ltd. (ADR)	16,995,801
Switzerland: 7.7%
295,031	Novartis AG (ADR)	29,013,349
United Kingdom: 9.4%
262,648	AstraZeneca Plc (ADR)	16,733,304
451,022	GlaxoSmithKline Plc (ADR)	18,785,066
		35,518,370
United States: 59.5%
359,632	Abbott Laboratories	17,650,739
284,092	AbbVie, Inc.	19,088,141
64,314	Allergan Plc *	19,516,726
77,056	AmerisourceBergen Corp.	8,194,135
266,056	Bristol-Myers Squibb Co.	17,703,366
210,001	Eli Lilly & Co.	17,532,984
43,387	Hospira, Inc. *	3,848,861
263,807	Johnson & Johnson	25,710,630
30,942	Mallinckrodt Plc *	3,642,492
73,441	McKesson Corp.	16,510,271
325,162	Merck & Co., Inc.	18,511,473
154,904	Mylan NV *	10,511,785
621,454	Pfizer, Inc.	20,837,353
76,219	Valeant Pharmaceuticals International, Inc. *	16,932,051
175,236	Zoetis, Inc.	8,449,880
		224,640,887
Total Common Stocks: 100.1% (Cost: $370,386,274)		378,185,432
Liabilities in excess of other assets: (0.1)%		(364,437)
NET ASSETS: 100.0%		$377,820,995

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

Summary of
Investments	% of
by Sector (unaudited)	Investments	Value
Health Care	16.2%	$61,222,989
Health Care Equipment	4.7	17,650,739
Pharmaceuticals	79.1	299,311,704
	100.0%	$378,185,432

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$378,185,432	$—	$—	$378,185,432

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2015.

See Notes to Schedule of Investments

RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.1%
United States: 100.1%
52,567	Amazon.com, Inc. *	$22,818,809
60,911	AmerisourceBergen Corp.	6,477,276
6,841	AutoZone, Inc. *	4,562,263
46,325	Bed Bath & Beyond, Inc. *	3,195,498
82,113	Best Buy Co., Inc.	2,677,705
81,536	Cardinal Health, Inc.	6,820,486
76,337	Costco Wholesale Corp.	10,310,075
146,826	CVS Caremark Corp.	15,399,111
82,377	Dollar General Corp.	6,403,988
156,812	Home Depot, Inc.	17,426,518
46,059	Kohl’s Corp.	2,883,754
127,525	Kroger Co.	9,246,838
71,957	L Brands, Inc.	6,168,874
153,877	Lowe’s Cos., Inc.	10,305,143
101,335	MACY’S, Inc.	6,837,072
40,599	McKesson Corp.	9,127,061
111,239	Ross Stores, Inc.	5,407,328
177,630	Staples, Inc.	2,719,515
158,532	Sysco Corp.	5,723,005
120,237	Target Corp.	9,814,946
94,289	The Gap, Inc.	3,599,011
146,205	TJX Cos., Inc.	9,674,385
136,806	Walgreens Boots Alliance, Inc.	11,551,899
252,458	Wal-Mart Stores, Inc.	17,906,846
95,659	Whole Foods Market, Inc.	3,772,791
Total Common Stocks (Cost: $215,115,350)		210,830,197
MONEY MARKET FUND: 0.0% (Cost: $19,514)
19,514	Dreyfus Government Cash Management Fund	19,514
Total Investments: 100.1% (Cost: $215,134,864)		210,849,711
Liabilities in excess of other assets: (0.1)%		(253,505)
NET ASSETS: 100.0%		$210,596,206

* Non-income producing

Summary of
Investments	% of
by Sector (unaudited)	Investments	Value
Consumer Discretionary	54.3%	$114,494,809
Consumer Staples	35.1	73,910,565
Health Care	10.6	22,424,823
Money Market Fund	0.0	19,514
	100.0%	$210,849,711

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$210,830,197	$—	$—	$210,830,197
Money Market Fund	19,514	—	—	19,514
Total	$210,849,711	$—	$—	$210,849,711

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2015.

See Notes to Schedule of Investments

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.9%
Bermuda: 1.3%
411,585	Marvell Technology Group Ltd. (USD)	$5,426,748
Netherlands: 10.5%
247,200	ASML Holding NV (USD)	25,740,936
190,991	NXP Semiconductors NV (USD) *	18,755,316
		44,496,252
Singapore: 4.4%
140,803	Avago Technologies Ltd. (USD)	18,716,943
Taiwan: 15.5%
2,892,670	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	65,692,536
United Kingdom: 4.5%
386,499	ARM Holdings Plc (ADR)	19,042,806
United States: 63.7%
662,928	Advanced Micro Devices, Inc. * †	1,591,027
253,116	Altera Corp.	12,959,539
249,343	Analog Devices, Inc.	16,004,081
1,003,679	Applied Materials, Inc.	19,290,710
370,867	Broadcom Corp.	19,095,942
50,809	Cree, Inc. * †	1,322,558
2,646,095	Intel Corp.	80,480,979
74,531	KLA-Tencor Corp.	4,189,388
122,301	Lam Research Corp.	9,949,186
182,259	Linear Technology Corp.	8,061,316
203,261	Maxim Integrated Products, Inc.	7,027,749
163,198	Microchip Technology, Inc. †	7,739,665
887,221	Micron Technology, Inc. *	16,715,244
366,703	NVIDIA Corp.	7,374,397
385,204	ON Semiconductor Corp. *	4,503,035
186,715	Skyworks Solutions, Inc.	19,437,032
134,062	Teradyne, Inc.	2,586,056
415,440	Texas Instruments, Inc.	21,399,314
240,969	Xilinx, Inc.	10,641,191
		270,368,409
Total Common Stocks (Cost: $464,279,159)		423,743,694
MONEY MARKET FUND: 0.0% (Cost: $98,036)
98,036	Dreyfus Government Cash Management Fund	98,036
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $464,377,195)		423,841,730

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.0%
Repurchase Agreements: 2.0%
$2,031,854	Repurchase agreement dated 6/30/15 with Citigroup Global Markets, Inc., 0.14%, due 7/1/15, proceeds $2,031,862; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 11/15/16 to 7/1/45, valued at $2,072,491 including accrued interest)	2,031,854
2,031,854	Repurchase agreement dated 6/30/15 with Daiwa Capital Markets America, Inc., 0.18%, due 7/1/15, proceeds $2,031,864; (collateralized by cash in the amount of $499 and various U.S. government and agency obligations, 0.00% to 9.25%, due 11/15/15 to 3/1/48, valued at $2,072,481 including accrued interest)	2,031,854
2,031,854	Repurchase agreement dated 6/30/15 with HSBC Securities USA, Inc., 0.10%, due 7/1/15, proceeds $2,031,860; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 7/15/15 to 1/15/37, valued at $2,072,499 including accrued interest)	2,031,854
2,031,854	Repurchase agreement dated 6/30/15 with Mizuho Securities USA, Inc., 0.14%, due 7/1/15, proceeds $2,031,862; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 6/13/16 to 4/20/44, valued at $2,072,491 including accrued interest)	2,031,854
427,731	Repurchase agreement dated 6/30/15 with Royal Bank of Scotland Plc, 0.11%, due 7/1/15, proceeds $427,732; (collateralized by various U.S. government and agency obligations, 1.00% to 3.63%, due 9/30/15 to 2/15/44, valued at $436,287 including accrued interest)	427,731

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $8,555,147)		8,555,147
Total Investments: 101.9% (Cost: $472,932,342)		432,396,877
Liabilities in excess of other assets: (1.9)%		(7,985,096)
NET ASSETS: 100.0%		$424,411,781

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,409,921.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Semiconductor Equipment	14.6%	$61,756,276
Semiconductors	85.4	361,987,418
Money Market Fund	0.0	98,036
	100.0%	$423,841,730

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$423,743,694	$—	$—	$423,743,694
Money Market Fund	98,036	—	—	98,036
Repurchase Agreements	—	8,555,147	—	8,555,147
Total	$423,841,730	$8,555,147	$—	$432,396,877

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2015.

See Notes to Schedule of Investments

MSCI EMERGING MARKETS QUALITY ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.6%
Brazil: 6.5%
50,384	Ambev SA	$309,791
9,450	BB Seguridade Participacoes SA	103,736
1,950	CETIP SA	21,393
7,360	Cielo SA	103,823
2,200	Estacio Participacoes SA	12,748
1,100	Lojas Renner SA	40,014
300	M Dias Branco SA	7,919
2,900	Odontoprev SA	10,064
4,200	Souza Cruz SA	33,031
1,100	Totvs SA	13,810
1,450	Tractebel Energia SA	15,959
		672,288
Chile: 0.1%
1,079	Cia Cervecerias Unidas SA	11,447
China / Hong Kong: 18.7%
7,000	AAC Technologies Holdings, Inc. #	39,470
9,000	ANTA Sports Products Ltd.	21,825
40,000	Belle International Holdings Ltd. #	46,054
34,000	Brilliance China Automotive Holdings Ltd. #	52,982
11,000	China Medical System Holdings Ltd. #	15,398
40,500	China Mobile Ltd. #	518,087
32,000	China Overseas Land & Investment Ltd. #	112,629
24,500	China Shenhua Energy Co. Ltd. #	55,790
7,000	Chongqing Changan Automobile Co. Ltd. #	17,874
22,000	Dongfeng Motor Group Co. Ltd. #	29,469
10,500	Great Wall Motor Co. Ltd. #	50,539
22,000	Guangdong Investment Ltd. #	30,782
11,000	Haier Electronics Group Co. Ltd. #	29,614
5,000	Haitian International Holdings Ltd. #	11,736
96,000	Hanergy Thin Film Power Group Ltd. * # §	22,595
5,500	Hengan International Group Co. Ltd. #	65,277
5,000	Kingsoft Corp. Ltd. #	16,833
58,000	Lenovo Group Ltd. #	80,178
5,000	Shenzhou International Group Holdings Ltd.	24,315
34,000	Sihuan Pharmaceutical Holdings Group Ltd. #	19,341
24,000	Sino Biopharmaceutical Ltd. #	27,821
10,500	Sinopec Engineering Group Co. Ltd. #	9,714
18,500	Sun Art Retail Group Ltd. †	16,657
26,400	Tencent Holdings Ltd. #	527,840
2,000	Tsingtao Brewery Co. Ltd. #	12,124
58,000	Want Want China Holdings Ltd. #	61,230
5,000	Zhuzhou CSR Times Electric Co. Ltd. #	37,370
		1,953,544
Egypt: 0.6%
7,990	Commercial International Bank Egypt SAE #	58,620
Greece: 0.1%
1,805	OPAP SA #	14,387
India: 15.5%
360	ACC Ltd. #	8,156
5,621	Ambuja Cements Ltd. #	20,273
3,365	Asian Paints Ltd. #	39,882
947	Aurobindo Pharma Ltd. #	21,583
901	Bajaj Auto Ltd. #	35,935
63	Bosch Ltd. *	21,619
2,482	Cipla Ltd. #	23,964
8,018	Coal India Ltd. #	52,969
539	Container Corp Of India Ltd. #	14,177
5,888	Dabur India Ltd. #	25,868
422	Divi’s Laboratories Ltd. #	12,456
1,043	Dr. Reddy’s Laboratories Ltd. #	58,062
106	Eicher Motors Ltd. #	32,566
114	GlaxoSmithKline Consumer Healthcare Ltd.	11,228
1,041	Godrej Consumer Products Ltd. #	20,224
6,491	HCL Technologies Ltd.	93,752
576	Hero MotoCorp Ltd. #	22,819
8,822	Hindustan Unilever Ltd. #	126,968
19,962	Infosys Ltd. #	310,212
26,451	ITC Ltd. #	130,743
2,510	Lupin Ltd. #	74,278
2,464	Marico Ltd. #	17,373
1,692	Motherson Sumi Systems Ltd. #	13,747
273	Nestle India Ltd.	27,232
6,414	Oil and Natural Gas Corp. Ltd. #	31,136
9,565	Sun Pharmaceuticals Industries Ltd. #	131,314
2,772	Tata Consultancy Services Ltd. #	110,973
3,042	Tech Mahindra Ltd. #	22,724
2,287	UPL Ltd. #	19,207
6,129	Wipro Ltd. #	52,603
5,343	Zee Entertainment Enterprises Ltd. #	30,838
		1,614,881
Indonesia: 6.8%
3,400	Astra Agro Lestari Tbk PT #	5,840
160,000	Astra International Tbk PT #	84,690
113,900	Bank Central Asia Tbk PT #	115,025
76,700	Bank Mandiri Persero Tbk PT #	57,658
58,000	Bank Negara Indonesia Persero Tbk PT #	22,995
98,900	Bank Rakyat Indonesia Tbk PT #	76,545
67,200	Bumi Serpong Damai Tbk PT #	8,398
53,100	Charoen Pokphand Indonesia Tbk PT #	10,926
3,600	Gudang Garam Tbk PT #	12,151
13,900	Indocement Tunggal Prakarsa Tbk PT #	21,726
10,000	Indofood Cbp Sukses Makmur Tbk PT #	9,334
202,600	Kalbe Farma Tbk PT #	25,415
41,200	Media Nusantara Citra Tbk PT #	5,986
97,500	Perusahaan Gas Negara Tbk PT #	31,493
28,400	Semen Gresik Persero Tbk PT #	25,512
85,700	Summarecon Agung Tbk PT #	10,476
64,600	Surya Citra Media Tbk PT #	13,903
7,200	Tambang Batubara Bukit Asam Tbk PT #	4,522
451,300	Telekomunikasi Indonesia Persero Tbk PT #	98,922
17,300	Unilever Indonesia Tbk PT #	51,144
13,100	United Tractors Tbk PT #	19,979
		712,640
Malaysia: 1.9%
6,479	Berjaya Sports Toto Bhd #	5,631
1,350	British American Tobacco Malaysia Bhd #	22,163
30,900	DiGi.com Bhd #	43,857
22,800	IOI Corp. Bhd	24,534
15,400	Maxis Bhd #	25,966
20,700	Petronas Chemicals Group Bhd #	34,626
5,800	Petronas Gas Bhd	32,682
9,200	Westports Holdings Bhd #	10,317
		199,776
Mexico: 2.4%
10,050	Compartamos, SAB de CV	17,832
18,950	Grupo Financiero Inbursa, SAB de CV	43,019
4,800	Grupo Lala, SAB de CV	10,031
11,750	Kimberly-Clark de Mexico, SAB de CV	25,401
1,302	Southern Copper Corp. (USD)	38,292
47,950	Wal-Mart de Mexico, SAB de CV	116,829
		251,404
Philippines: 1.0%
3,700	Jollibee Foods Corp. #	16,186
86,100	Megaworld Corp. #	9,079
815	Philippine Long Distance Telephone Co. #	50,779
7,330	Universal Robina Corp. #	31,518
		107,562
Poland: 0.8%
13	LPP SA	22,978
200	NG2 SA #	9,259
482	Powszechny Zaklad Ubezpieczen SA	55,449
		87,686
Qatar: 1.3%
364	Gulf International Services QSC #	7,969
1,303	Industries Qatar QSC #	51,239
2,978	Masraf Al Rayan QSC #	37,851
231	Qatar Electricity & Water Co. QSC #	14,406
790	Qatar Insurance Co. SAQ #	20,895
		132,360
Russia: 2.6%
2,636	Magnit OAO (GDR) # Reg S	146,625
669	MegaFon PJSC (GDR) Reg S	9,299
3,920	Mobile TeleSystems OJSC (ADR)	38,338
9,602	Moscow Exchange (USD) * #	12,039
11,800	Tatneft OAO (USD) * #	62,810
		269,111
South Africa: 12.9%
2,389	Bidvest Group Ltd. #	60,590
2,546	Coronation Fund Managers Ltd. #	17,275
3,568	Discovery Ltd. #	37,142
31,730	FirstRand Ltd. #	139,340
1,868	Foschini Group Ltd. #	24,476
682	Kumba Iron Ore Ltd. † #	8,479
1,037	Liberty Holdings Ltd.	12,403
9,306	Life Healthcare Group Holdings Ltd. #	28,749
845	Massmart Holdings Ltd. #	10,421
2,784	Mr. Price Group Ltd. #	57,436
14,468	MTN Group Ltd. #	272,402
8,098	Netcare Ltd. #	25,537
1,804	Pick n Pay Stores Ltd. #	8,544
6,488	RMB Holdings Ltd. #	35,513
14,711	Sanlam Ltd. #	80,267
5,050	Sasol Ltd. #	187,435
4,131	Shoprite Holdings Ltd. #	59,020
1,658	Spar Group Ltd. #	25,907
9,726	Standard Bank Group Ltd. #	128,286
1,461	Tiger Brands Ltd. #	34,162
5,004	Truworths International Ltd. #	35,295
2,957	Tsogo Sun Holdings Ltd. #	5,950
3,960	Vodacom Group Ltd. #	45,265
		1,339,894
South Korea: 10.6%
243	Amorepacific Corp. #	90,873
609	Cheil Worldwide, Inc. * #	9,428
314	Dongbu Insurance Co. Ltd. #	15,878
304	Halla Visteon Climate Control Corp. #	10,500
94	Hanssem Co. Ltd. #	23,668
148	Hyundai Glovis Co. Ltd. #	26,759
546	Hyundai Mobis Co. Ltd. #	103,657
918	Kangwon Land, Inc. #	30,419
226	KEPCO Plant Service & Engineering Co. Ltd.	23,908
853	KT&G Corp.	72,571
74	LG Household & Health Care Ltd. #	51,296
256	NAVER Corp. #	145,315
128	NCsoft Corp. #	22,745
391	Samsung Electronics Co. Ltd. #	443,623
445	Woongjin Coway Co. Ltd. #	36,434
		1,107,074
Taiwan: 12.7%
3,099	Advantech Co. Ltd. #	21,279
5,000	Asustek Computer, Inc. #	48,695
5,000	Catcher Technology Co. Ltd. #	62,510
4,010	Chicony Electronics Co. Ltd. #	10,763
15,000	Delta Electronics, Inc. #	76,738
2,040	Eclat Textile Co. Ltd. #	33,473
12,000	Far EasTone Telecommunications Co. Ltd. #	29,007
3,000	Feng TAY Enterprise Co. Ltd. #	17,412
2,000	Giant Manufacturing Co. Ltd. #	16,929
5,000	Highwealth Construction Corp. #	11,921
21,000	Inotera Memories, Inc. * #	16,723
1,000	Largan Precision Co. Ltd. #	114,151
12,000	MediaTek, Inc. #	164,035
2,050	Merida Industry Co. Ltd. #	13,293
6,000	Novatek Microelectronics Corp. Ltd. #	28,940
1,000	Phison Electronics Corp. #	8,656
7,000	President Chain Store Corp. #	49,213
4,000	Realtek Semiconductor Corp. #	10,251
2,000	Simplo Technology Co. Ltd. #	9,251
3,090	Standard Foods Corp. #	9,240
14,000	Taiwan Mobile Co. Ltd. #	46,747
114,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	518,543
2,000	Transcend Information, Inc. #	7,360
		1,325,130
Thailand: 1.2%
10,400	Advanced Info Service PCL (NVDR) #	73,698
11,300	BEC World PCL (NVDR) #	12,512
3,200	Bumrungrad Hospital PCL (NVDR) #	17,677
4,500	Delta Electronics PCL (NVDR) #	12,031
30,986	Home Product Center PCL (NVDR) #	6,181
		122,099
Turkey: 0.9%
2,482	BIM Birlesik Magazalar AS	44,470
552	Ford Otomotiv Sanayi AS #	7,388
1,010	Tofas Turk Otomobil Fabrikasi AS #	6,895
905	Tupras-Turkiye Petrol Rafinerileri AS * #	22,936
3,792	Turk Telekomunikasyon AS	9,979
		91,668
Total Common Stocks (Cost: $10,021,689)		10,071,571
PREFERRED STOCKS: 1.8%
Brazil: 1.2%
950	AES Tiete SA	5,352
6,050	Cia Energetica de Minas Gerais	23,098
31,795	Itausa - Investimentos Itau SA	91,197
		119,647
South Korea: 0.6%
73	Samsung Electronics Co. Ltd. #	64,877
Total Preferred Stocks (Cost: $214,757)		184,524
PARTICIPATORY NOTE: 1.1% (Cost: $101,929)
Luxembourg: 1.1%
	Merrill Lynch Intl & Co.
2,753	Tata Consultancy Services Ltd., 01/08/19 (USD)#	110,212
MONEY MARKET FUND: 0.1% (Cost: $13,876)
13,876	Dreyfus Government Cash Management Fund	13,876
Total Investments Before Collateral for Securities Loaned: 99.6%
(Cost: $10,352,251)		10,380,183

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6% (Cost: $62,357)
Repurchase Agreement: 0.6%
$62,357	Repurchase agreement dated 6/30/15 with Daiwa Capital Markets America, Inc., 0.18%, due 7/1/15, proceeds $62,357; (collateralized by cash in the amount of $15 and various U.S. government and agency obligations, 0.00% to 9.25%, due 11/15/15 to 3/1/48, valued at $63,604 including accrued interest)	62,357

Total Investments: 100.2% (Cost: $10,414,608)		10,442,540
Liabilities in excess of other assets: (0.2)%		(18,245)
NET ASSETS: 100.0%		$10,424,295

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,682.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,748,282 which represents 83.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $22,595 which represents 0.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.4%	$1,074,758
Consumer Staples	17.3	1,799,325
Energy	4.1	425,567
Financials	13.0	1,352,861
Health Care	4.7	491,659
Industrials	2.9	298,355
Information Technology	31.7	3,291,511
Materials	2.1	216,153
Telecommunication Services	12.2	1,262,346
Utilities	1.5	153,772
Money Market Fund	0.1	13,876
	100.0%	$10,380,183

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$672,288	$—	$—	$672,288
Chile	11,447	—	—	11,447
China / Hong Kong	62,797	1,868,152	22,595	1,953,544
Egypt	—	58,620	—	58,620
Greece	—	14,387	—	14,387
India	153,831	1,461,050	—	1,614,881
Indonesia	—	712,640	—	712,640
Malaysia	57,216	142,560	—	199,776
Mexico	251,404	—	—	251,404
Philippines	—	107,562	—	107,562
Poland	78,427	9,259	—	87,686
Qatar	—	132,360	—	132,360
Russia	47,637	221,474	—	269,111
South Africa	12,403	1,327,491	—	1,339,894
South Korea	96,479	1,010,595	—	1,107,074
Taiwan	—	1,325,130	—	1,325,130
Thailand	—	122,099	—	122,099
Turkey	54,449	37,219	—	91,668
Preferred Stocks
Brazil	119,647	—	—	119,647
South Korea	—	64,877	—	64,877
Participatory Note*	—	110,212	—	110,212
Money Market Fund	13,876	—	—	13,876
Repurchase Agreement	—	62,357	—	62,357
Total	$1,631,901	$8,788,044	$22,595	$10,442,540

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended June 30, 2015, transfers of securities from Level 1 to Level 2 were $62,962 and transfers from Level 2 to Level 1 were $204,963. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2015:

Common Stocks
China / Hong Kong
Balance as of September 30, 2014	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	22,595
Balance as of June 30, 2015	$22,595

Transfers from Level 2 to Level 3 resulted primarily due to suspended trading.

See Notes to Schedules of Investments

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.0%
Brazil: 7.7%
28,500	Ambev SA	$175,235
4,250	BB Seguridade Participacoes SA	46,654
5,350	CCR SA	25,679
1,350	CETIP SA	14,811
5,130	Cielo SA	72,366
1,550	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,940
1,800	Duratex SA	4,207
1,050	Natura Cosmeticos SA	9,309
1,600	Odontoprev SA	5,552
700	Porto Seguro SA	9,329
1,000	Tractebel Energia SA	11,006
550	Transmissora Alianca de Energia Eletrica SA	3,644
		382,732
Chile: 0.3%
142,995	Banco de Chile	15,667
China / Hong Kong: 30.9%
139,000	Agricultural Bank of China Ltd. #	74,663
6,000	ANTA Sports Products Ltd.	14,550
393,000	Bank of China Ltd. #	255,017
28,000	Belle International Holdings Ltd. #	32,238
14,000	China Communications Services Corp. Ltd. #	7,069
271,000	China Construction Bank Corp. #	247,162
10,000	China Oilfield Services Ltd. (Class H) #	15,901
154,000	China Petroleum & Chemical Corp. #	132,124
12,000	China Resources Cement Holdings Ltd. #	6,688
7,900	China Vanke Co. Ltd. #	19,394
108,000	CNOOC Ltd. #	153,176
33,733	Country Garden Holdings Co. Ltd. #	14,808
6,000	Guangzhou R&F Properties Co. Ltd. * #	7,344
304,000	Industrial & Commercial Bank of China Ltd. #	241,201
8,000	Jiangsu Expressway Co. Ltd. #	10,494
8,000	Jiangxi Copper Co. Ltd. (Class H) #	13,328
128,000	PetroChina Co. Ltd. (Class H) #	142,535
20,000	PICC Property & Casualty Co. Ltd. #	45,522
8,500	Shimao Property Holdings Ltd. #	16,730
20,500	Sino-Ocean Land Holdings Ltd. #	15,457
7,500	Sinopec Engineering Group Co. Ltd. #	6,939
14,500	Sun Art Retail Group Ltd.	13,055
36,000	Want Want China Holdings Ltd. #	38,005
41,240	Yuexiu Property Co. Ltd. #	8,977
		1,532,377
Colombia: 0.5%
29,815	Ecopetrol SA	19,841
4,942	Isagen SA ESP	5,285
		25,126
Czech Republic: 0.4%
92	Komercni Banka AS #	20,386
Hungary: 0.2%
221	MOL Hungarian Oil & Gas Plc #	11,307
India: 1.0%
2,719	Cairn India Ltd. #	7,748
4,199	Coal India Ltd. #	27,739
727	Oil India Ltd. #	5,095
1,790	Rural Electrification Corp. Ltd. #	7,729
		48,311
Indonesia: 1.1%
87,000	Adaro Energy Tbk PT #	4,944
8,900	Indocement Tunggal Prakarsa Tbk PT #	13,911
65,900	Perusahaan Gas Negara Tbk PT #	21,286
10,100	United Tractors Tbk PT #	15,404
		55,545
Malaysia: 4.3%
6,500	Alliance Financial Group Bhd #	7,556
11,800	AMMB Holdings Bhd #	18,839
15,600	Axiata Group Bhd #	26,451
800	British American Tobacco Malaysia Bhd #	13,134
21,100	DiGi.com Bhd #	29,948
17,600	IOI Corp. Bhd	18,939
2,300	Lafarge Malaysia Bhd	5,157
28,817	Malayan Banking Bhd #	69,778
6,772	Telekom Malaysia Bhd #	11,716
3,500	UMW Holdings Bhd #	9,399
		210,917
Mexico: 0.4%
9,250	Kimberly-Clark de Mexico, SAB de CV	19,997
Poland: 2.5%
197	Bank Handlowy w Warszawie SA	5,236
793	Bank Pekao SA #	37,938
1,334	Enea SA #	5,656
1,251	Energa SA #	7,568
5,084	Polska Grupa Energetyczna SA #	24,926
339	Powszechny Zaklad Ubezpieczen SA	38,998
3,198	Synthos SA #	3,953
		124,275
Qatar: 2.9%
588	Barwa Real Estate Co. QSC #	8,515
281	Gulf International Services QSC #	6,152
914	Industries Qatar QSC #	35,942
2,220	Masraf Al Rayan QSC #	28,217
166	Qatar Electricity & Water Co. QSC #	10,352
1,057	Qatar National Bank SAQ #	55,926
		145,104
Russia: 9.2%
71,527	Gazprom OAO (USD) * #	187,316
3,084	Lukoil OAO (USD) * #	136,836
562	MegaFon PJSC (GDR) Reg S	7,812
3,122	Mobile TeleSystems OJSC (ADR)	30,533
6,885	Moscow Exchange (USD) * #	8,632
7,045	Rosneft OAO (USD) * #	29,331
4,839	Rostelecom OJSC (USD) * #	7,890
8,557	Tatneft OAO (USD) * #	45,548
		453,898
South Africa: 17.3%
657	African Rainbow Minerals Ltd. #	4,479
2,049	Barclays Africa Group Ltd. #	30,875
1,327	Barloworld Ltd. #	10,555
1,374	Coronation Fund Managers Ltd. #	9,323
20,338	FirstRand Ltd. #	89,313
1,211	Foschini Group Ltd. #	15,867
1,130	Imperial Holdings Ltd. #	17,247
692	Liberty Holdings Ltd.	8,276
5,668	Life Healthcare Group Holdings Ltd. #	17,510
6,645	MMI Holdings Ltd.	16,506
10,047	MTN Group Ltd. #	189,164
3,608	Nampak Ltd. #	10,044
1,187	Nedbank Group Ltd. #	23,626
4,265	RMB Holdings Ltd. #	23,345
10,473	Sanlam Ltd. #	57,143
3,343	Sasol Ltd. #	124,078
995	Spar Group Ltd. #	15,547
7,335	Standard Bank Group Ltd. #	96,749
2,585	Truworths International Ltd. #	18,233
2,219	Tsogo Sun Holdings Ltd. #	4,465
2,248	Vodacom Group Ltd. #	25,696
5,832	Woolworths Holdings Ltd. #	47,367
		855,408
South Korea: 1.4%
664	KT&G Corp.	56,492
59	SK Telecom Co. Ltd. #	13,202
		69,694
Taiwan: 12.0%
38,000	Advanced Semiconductor Engineering, Inc. #	51,486
14,240	Asia Cement Corp. #	16,840
4,000	Asustek Computer, Inc. #	38,956
10,000	Cheng Shin Rubber Industry Co. Ltd. #	22,140
3,015	Chicony Electronics Co. Ltd. #	8,092
3,000	China Motor Corp. #	2,338
23,000	Chunghwa Telecom Co. Ltd. #	73,400
11,000	Delta Electronics, Inc. #	56,275
19,340	Far Eastern New Century Corp. #	20,486
10,000	Far EasTone Telecommunications Co. Ltd. #	24,172
14,000	Inventec Corp. #	9,687
2,000	Kinsus Interconnect Technology Corp. #	5,480
13,060	Lite-On Technology Corp. #	15,322
3,000	Novatek Microelectronics Corp. Ltd. #	14,470
1,000	Phison Electronics Corp. #	8,656
16,000	Quanta Computer, Inc. #	37,835
3,000	Radiant Opto-Electronics Corp. #	11,125
3,000	Realtek Semiconductor Corp. #	7,688
4,000	Ruentex Development Co. Ltd. #	6,323
3,000	Ruentex Industries Ltd. #	6,868
2,000	Simplo Technology Co. Ltd. #	9,251
8,000	Synnex Technology International Corp. #	11,860
20,000	Taiwan Cement Corp. #	25,250
5,000	Taiwan Fertilizer Co. Ltd. #	8,267
10,000	Taiwan Mobile Co. Ltd. #	33,391
11,000	Teco Electric and Machinery Co. Ltd. #	8,539
1,000	Transcend Information, Inc. #	3,680
5,000	Vanguard International Semiconductor Corp. #	7,979
14,260	Wistron Corp. #	10,810
9,000	WPG Holdings Ltd. #	11,273
52,000	Yuanta Financial Holding Co. Ltd. #	28,124
		596,063
Thailand: 4.5%
6,300	Advanced Info Service PCL (NVDR) #	44,644
1,800	Bangkok Bank PCL (NVDR) #	9,467
1,500	Bangkok Bank PCL #	7,912
5,900	BEC World PCL (NVDR) #	6,533
3,000	Delta Electronics PCL (NVDR) #	8,020
3,100	Glow Energy PCL (NVDR) #	7,802
21,100	Krung Thai Bank PCL (NVDR) #	10,660
10,100	PTT Global Chemical PCL (NVDR) #	20,660
6,000	PTT PCL (NVDR) #	63,596
9,400	Siam Commercial Bank PCL (NVDR) #	43,173
		222,467
Turkey: 0.7%
1,429	Arcelik AS #	7,754
8,460	Eregli Demir ve Celik Fabrikalari TAS #	13,693
988	TAV Havalimanlari Holding AS #	8,391
755	Tofas Turk Otomobil Fabrikasi AS #	5,154
		34,992
United Arab Emirates: 0.7%
5,971	Dubai Islamic Bank #	11,052
5,437	First Gulf Bank PJSC #	22,436
		33,488
Total Common Stocks (Cost: $4,996,772)		4,857,754
PREFERRED STOCKS: 1.1%
Brazil: 0.5%
4,550	Cia Energetica de Minas Gerais	17,372
600	Cia Paranaense de Energia	6,751
		24,123
Russia: 0.6%
41,887	Surgutneftegas OJSC (USD) * #	32,054
Total Preferred Stocks (Cost: $65,960)		56,177

Principal Amount
CORPORATE BOND: 0.0% (Cost: $1,821)
India: 0.0%
$113,712	NTPC Ltd. 8.49%, 03/25/25 §	1,830

Total Investments: 99.1% (Cost: $5,064,553)		4,915,761
Other assets less liabilities: 0.9%		42,623
NET ASSETS: 100.0%		$4,958,384

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,230,732 which represents 85.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,830 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	4.4%	$215,093
Consumer Staples	7.3	359,713
Energy	23.3	1,145,321
Financials	37.3	1,834,789
Health Care	0.5	23,062
Industrials	2.9	142,429
Information Technology	8.1	400,311
Materials	3.0	146,477
Telecommunication Services	10.7	525,088
Utilities	2.5	123,478
	100.0%	$4,915,761

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$382,732	$—	$—	$382,732
Chile	15,667	—	—	15,667
China / Hong Kong	27,605	1,504,772	—	1,532,377
Colombia	25,126	—	—	25,126
Czech Republic	—	20,386	—	20,386
Hungary	—	11,307	—	11,307
India	—	48,311	—	48,311
Indonesia	—	55,545	—	55,545
Malaysia	24,096	186,821	—	210,917
Mexico	19,997	—	—	19,997
Poland	44,234	80,041	—	124,275
Qatar	—	145,104	—	145,104
Russia	38,345	415,553	—	453,898
South Africa	24,782	830,626	—	855,408
South Korea	56,492	13,202	—	69,694
Taiwan	—	596,063	—	596,063
Thailand	—	222,467	—	222,467
Turkey	—	34,992	—	34,992
United Arab Emirates	—	33,488	—	33,488
Preferred Stocks
Brazil	24,123	—	—	24,123
Russia	—	32,054	—	32,054
Corporate Bond*	—	1,830	—	1,830
Total	$683,199	$4,232,562	$—	$4,915,761

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended June 30, 2015, transfers of securities from Level 2 to Level 1 were $170,335. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Australia: 2.9%
1,188	Amcor Ltd. #	$12,506
1,524	Brambles Ltd. #	12,385
69	Cochlear Ltd. #	4,248
617	CSL Ltd. #	40,976
56	Flight Centre Travel Group Ltd. † #	1,466
332	Platinum Asset Management Ltd. #	1,906
132	Ramsay Health Care Ltd. #	6,229
76	REA Group Ltd. #	2,284
327	Seek Ltd. #	3,530
5,135	Telstra Corp. Ltd. #	24,209
284	TPG Telecom Ltd. #	1,954
1,352	Woolworths Ltd. #	27,986
		139,679
Belgium: 0.2%
81	Colruyt SA #	3,631
152	Proximus #	5,376
		9,007
Brazil: 1.8%
6,118	Ambev SA	37,617
1,150	BB Seguridade Participacoes SA	12,624
250	CETIP SA	2,743
940	Cielo SA	13,260
250	Estacio Participacoes SA	1,449
150	Lojas Renner SA	5,456
50	M Dias Branco SA	1,320
350	Odontoprev SA	1,215
500	Souza Cruz SA	3,932
150	Totvs SA	1,883
150	Tractebel Energia SA	1,651
540	WEG SA	3,312
		86,462
Canada: 4.1%
446	Alimentation Couche Tard, Inc.	19,088
860	Canadian National Railway Co.	49,639
154	Canadian Pacific Railway Ltd.	24,673
301	CI Financial Corp.	8,101
158	Dollarama, Inc.	9,580
198	Gildan Activewear, Inc.	6,580
278	Imperial Oil Ltd.	10,744
87	Jean Coutu Group PJC, Inc.	1,617
444	Magna International, Inc.	24,930
88	Methanex Corp.	4,914
241	Metro, Inc.	6,471
730	Potash Corp of Saskatchewan, Inc.	22,617
236	PrairieSky Royalty Ltd.	5,956
229	Saputo, Inc.	5,541
		200,451
Chile: 0.0%
131	Cia Cervecerias Unidas SA	1,390
China / Hong Kong: 9.1%
1,000	AAC Technologies Holdings, Inc. #	5,639
1,000	Anhui Conch Cement Co. Ltd. #	3,503
1,000	ANTA Sports Products Ltd.	2,425
5,000	Belle International Holdings Ltd. #	5,757
4,000	Brilliance China Automotive Holdings Ltd. #	6,233
1,000	Cheung Kong Infrastructure Holdings Ltd. #	7,761
2,000	China Communications Services Corp. Ltd. #	1,010
1,000	China Medical System Holdings Ltd. #	1,400
6,000	China Mobile Ltd. #	76,754
4,000	China Overseas Land & Investment Ltd. #	14,079
3,000	China Shenhua Energy Co. Ltd. #	6,831
900	Chongqing Changan Automobile Co. Ltd. #	2,298
16,000	CNOOC Ltd. #	22,693
2,000	Dongfeng Motor Group Co. Ltd. #	2,679
3,000	Galaxy Entertainment Group Ltd. #	11,935
1,500	Great Wall Motor Co. Ltd. #	7,220
2,000	Guangdong Investment Ltd. #	2,798
1,000	Haier Electronics Group Co. Ltd. #	2,692
1,000	Haitian International Holdings Ltd. #	2,347
12,000	Hanergy Thin Film Power Group Ltd. * # §	2,824
500	Hengan International Group Co. Ltd. #	5,934
1,300	Hong Kong Exchanges and Clearing Ltd. #	45,799
1,000	Kingsoft Corp. Ltd. #	3,367
8,000	Lenovo Group Ltd. #	11,059
6,000	Li & Fung Ltd. #	4,756
1,200	MGM China Holdings Ltd. #	1,959
1,500	Power Assets Holdings Ltd. #	13,674
3,200	Sands China Ltd. #	10,753
1,000	Shenzhou International Group Holdings Ltd.	4,863
4,000	Sihuan Pharmaceutical Holdings Group Ltd. #	2,275
4,000	Sino Biopharmaceutical Ltd. #	4,637
1,500	Sinopec Engineering Group Co. Ltd. #	1,388
2,000	SJM Holdings Ltd. #	2,162
2,500	Sun Art Retail Group Ltd. †	2,251
6,400	Tencent Holdings Ltd. #	127,961
7,000	Want Want China Holdings Ltd. #	7,390
1,200	Wynn Macau Ltd. #	1,999
1,800	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	1,891
500	Zhuzhou CSR Times Electric Co. Ltd. #	3,737
		446,733
Denmark: 4.1%
157	Coloplast AS #	10,291
177	DSV AS #	5,729
2,736	Novo Nordisk AS #	150,061
275	Novozymes AS #	13,059
157	Pandora AS #	16,838
136	Tryg AS #	2,834
27	William Demant Holding AS *	2,059
		200,871
Egypt: 0.2%
982	Commercial International Bank Egypt SAE #	7,205
Finland: 0.7%
141	Elisa OYJ #	4,465
450	Kone OYJ #	18,255
137	Orion OYJ #	4,796
144	Wartsila OYJ Abp #	6,743
		34,259
France: 3.0%
690	Airbus Group SE #	44,919
232	Bureau Veritas SA #	5,345
32	Hermes International #	11,941
242	Legrand SA #	13,612
240	L’Oreal SA #	42,916
162	Publicis Groupe SA #	12,001
29	Societe BIC SA #	4,623
78	Valeo SA #	12,331
		147,688
Germany: 3.4%
100	Beiersdorf AG #	8,374
108	Continental AG #	25,557
200	Deutsche Boerse AG #	16,556
964	Deutsche Post AG #	28,151
99	Henkel AG & Co. KGaA #	9,435
92	Hugo Boss AG #	10,279
921	SAP SE #	64,503
123	United Internet AG #	5,464
		168,319
Greece: 0.0%
221	OPAP SA #	1,761
India: 4.3%
44	ACC Ltd. #	997
679	Ambuja Cements Ltd. #	2,449
408	Asian Paints Ltd. #	4,836
127	Aurobindo Pharma Ltd. #	2,894
111	Bajaj Auto Ltd. #	4,427
8	Bosch Ltd. *	2,745
303	Cipla Ltd. #	2,926
973	Coal India Ltd. #	6,428
65	Container Corp Of India Ltd. #	1,710
725	Dabur India Ltd. #	3,185
51	Divi’s Laboratories Ltd. #	1,505
127	Dr. Reddy’s Laboratories Ltd. #	7,070
13	Eicher Motors Ltd. #	3,994
14	GlaxoSmithKline Consumer Healthcare Ltd.	1,379
127	Godrej Consumer Products Ltd. #	2,467
799	HCL Technologies Ltd.	11,540
71	Hero MotoCorp Ltd. #	2,813
1,085	Hindustan Unilever Ltd. #	15,616
2,414	Infosys Ltd. #	37,514
3,246	ITC Ltd. #	16,044
310	Lupin Ltd. #	9,174
304	Marico Ltd. #	2,143
211	Motherson Sumi Systems Ltd. #	1,714
33	Nestle India Ltd.	3,292
778	Oil and Natural Gas Corp. Ltd. #	3,777
1,158	Sun Pharmaceuticals Industries Ltd. #	15,898
678	Tata Consultancy Services Ltd. #	27,143
368	Tech Mahindra Ltd. #	2,749
280	UPL Ltd. #	2,352
742	Wipro Ltd. #	6,368
647	Zee Entertainment Enterprises Ltd. #	3,734
		210,883
Indonesia: 1.8%
400	Astra Agro Lestari Tbk PT #	687
19,500	Astra International Tbk PT #	10,322
13,800	Bank Central Asia Tbk PT #	13,936
9,300	Bank Mandiri Persero Tbk PT #	6,991
7,100	Bank Negara Indonesia Persero Tbk PT #	2,815
12,000	Bank Rakyat Indonesia Tbk PT #	9,288
8,200	Bumi Serpong Damai Tbk PT #	1,025
6,500	Charoen Pokphand Indonesia Tbk PT #	1,337
400	Gudang Garam Tbk PT #	1,350
1,700	Indocement Tunggal Prakarsa Tbk PT #	2,657
1,200	Indofood Cbp Sukses Makmur Tbk PT #	1,120
24,500	Kalbe Farma Tbk PT #	3,073
5,000	Media Nusantara Citra Tbk PT #	726
11,900	Perusahaan Gas Negara Tbk PT #	3,844
3,400	Semen Gresik Persero Tbk PT #	3,054
10,500	Summarecon Agung Tbk PT #	1,284
8,000	Surya Citra Media Tbk PT #	1,722
900	Tambang Batubara Bukit Asam Tbk PT #	565
54,700	Telekomunikasi Indonesia Persero Tbk PT #	11,990
2,100	Unilever Indonesia Tbk PT #	6,208
1,600	United Tractors Tbk PT #	2,440
		86,434
Ireland: 1.6%
162	Kerry Group Plc #	12,010
790	Shire Plc (GBP) #	63,535
		75,545
Japan: 4.0%
200	Brother Industries Ltd. #	2,830
100	Calbee, Inc. #	4,213
100	Colopl, Inc. #	2,021
100	Daito Trust Construction Co. Ltd. #	10,351
100	Fast Retailing Co. Ltd. #	45,355
100	Japan Airlines Co. Ltd. #	3,486
1,100	Japan Tobacco, Inc. #	39,111
400	JGC Corp. #	7,552
200	Kakaku.com, Inc. #	2,894
100	Koito Manufacturing Co. Ltd. #	3,894
200	M3, Inc. #	4,021
100	Mixi, Inc. † #	4,962
200	Nippon Paint Holdings Co. Ltd. #	5,637
50	Nitori Holdings Co. Ltd. #	4,077
100	Oracle Corp. #	4,181
200	Oriental Land Co. Ltd. #	12,760
100	Otsuka Corp. #	4,669
100	Park24 Co. Ltd. #	1,712
100	Shimano, Inc. #	13,648
100	Sysmex Corp. #	5,957
100	Trend Micro, Inc. #	3,421
200	USS Co. Ltd. #	3,608
1,600	Yahoo Japan Corp. #	6,459
		196,819
Luxembourg: 0.2%
41	RTL Group SA #	3,704
408	Tenaris SA #	5,500
		9,204
Malaysia: 0.5%
841	Berjaya Sports Toto Bhd #	731
200	British American Tobacco Malaysia Bhd #	3,283
3,900	DiGi.com Bhd #	5,535
2,800	IOI Corp. Bhd	3,013
2,000	Maxis Bhd #	3,372
2,500	Petronas Chemicals Group Bhd #	4,182
200	Petronas Dagangan Bhd #	1,090
700	Petronas Gas Bhd	3,944
1,100	Westports Holdings Bhd #	1,234
		26,384
Mexico: 1.0%
350	Arca Continental, SAB de CV	1,992
1,200	Compartamos, SAB de CV	2,129
150	El Puerto de Liverpool, SAB de CV	1,735
185	Grupo Aeroportuario del Sureste, SAB de CV	2,632
2,350	Grupo Financiero Inbursa, SAB de CV	5,335
600	Grupo Lala, SAB de CV	1,254
3,550	Grupo Mexico, SAB de CV	10,720
1,500	Kimberly-Clark de Mexico, SAB de CV	3,243
160	Southern Copper Corp. (USD)	4,706
5,800	Wal-Mart de Mexico, SAB de CV	14,132
		47,878
Netherlands: 0.7%
340	ASML Holding NV #	35,345
New Zealand: 0.0%
416	Ryman Healthcare Ltd. #	2,228
Norway: 0.1%
190	Gjensidige Forsikring ASA #	3,049
Philippines: 0.3%
3,490	DMCI Holdings, Inc. #	1,021
450	Jollibee Foods Corp. #	1,969
10,700	Megaworld Corp. #	1,128
100	Philippine Long Distance Telephone Co. #	6,231
900	Universal Robina Corp. #	3,870
		14,219
Poland: 0.2%
2	LPP SA	3,535
26	NG2 SA #	1,204
59	Powszechny Zaklad Ubezpieczen SA	6,787
		11,526
Portugal: 0.1%
261	Jeronimo Martins, SGPS SA #	3,363
Qatar: 0.5%
46	Gulf International Services QSC #	1,007
160	Industries Qatar QSC #	6,292
365	Masraf Al Rayan QSC #	4,639
28	Qatar Electricity & Water Co. QSC #	1,746
96	Qatar Insurance Co. SAQ #	2,539
162	Qatar National Bank SAQ #	8,571
		24,794
Russia: 0.9%
329	Magnit OAO (GDR) # Reg S	18,300
83	MegaFon PJSC (GDR) Reg S	1,154
56	MMC Norilsk Nickel PJSC (USD) * #	9,542
492	Mobile TeleSystems OJSC (ADR)	4,812
1,164	Moscow Exchange (USD) * #	1,459
1,433	Tatneft OAO (USD) * #	7,628
		42,895
Singapore: 0.9%
1,300	Keppel Corp. Ltd. #	7,926
800	Sembcorp Marine Ltd. #	1,686
1,200	Singapore Exchange Ltd. #	6,973
1,800	Singapore Technologies Engineering Ltd. #	4,408
7,600	Singapore Telecommunications Ltd. #	23,724
		44,717
South Africa: 3.5%
291	Bidvest Group Ltd. #	7,380
33	Capitec Bank Holdings Ltd. #	1,317
315	Coronation Fund Managers Ltd. #	2,137
433	Discovery Ltd. #	4,507
3,844	FirstRand Ltd. #	16,881
227	Foschini Group Ltd. #	2,974
85	Kumba Iron Ore Ltd. † #	1,057
126	Liberty Holdings Ltd.	1,507
1,165	Life Healthcare Group Holdings Ltd. #	3,599
104	Massmart Holdings Ltd. #	1,283
351	Mondi Plc (GBP) #	7,564
342	Mr. Price Group Ltd. #	7,056
1,763	MTN Group Ltd. #	33,194
994	Netcare Ltd. #	3,135
222	Pick n Pay Stores Ltd. #	1,051
787	RMB Holdings Ltd. #	4,308
1,788	Sanlam Ltd. #	9,756
611	Sasol Ltd. #	22,678
501	Shoprite Holdings Ltd. #	7,158
206	Spar Group Ltd. #	3,219
1,179	Standard Bank Group Ltd. #	15,551
177	Tiger Brands Ltd. #	4,139
605	Truworths International Ltd. #	4,267
372	Tsogo Sun Holdings Ltd. #	749
490	Vodacom Group Ltd. #	5,601
		172,068
South Korea: 4.0%
74	Cheil Worldwide, Inc. * #	1,146
38	Dongbu Insurance Co. Ltd. #	1,922
37	Halla Visteon Climate Control Corp. #	1,278
11	Hanssem Co. Ltd. #	2,770
18	Hyundai Glovis Co. Ltd. #	3,255
66	Hyundai Mobis Co. Ltd. #	12,530
14	Hyundai Wia Corp. #	1,290
111	Kangwon Land, Inc. #	3,678
27	KEPCO Plant Service & Engineering Co. Ltd.	2,856
237	Kia Motors Corp. #	9,615
7	Korea Zinc Co. Ltd. #	3,405
104	KT&G Corp.	8,848
9	LG Household & Health Care Ltd. #	6,239
31	NAVER Corp. #	17,597
16	NCsoft Corp. #	2,843
16	S-1 Corp. #	1,125
98	Samsung Electronics Co. Ltd. #	111,189
56	Woongjin Coway Co. Ltd. #	4,585
		196,171
Spain: 1.2%
594	Distribuidora Internacional de Alimentacion SA #	4,550
388	Endesa SA #	7,427
1,321	Inditex SA #	43,062
251	Zardoya Otis SA #	2,738
		57,777
Sweden: 2.5%
930	Assa Abloy AB #	17,492
735	Atlas Copco AB #	20,545
427	Atlas Copco AB #	10,627
323	Elekta AB †	2,024
1,364	Hennes & Mauritz AB #	52,450
316	Investment AB Kinnevik #	9,986
360	Skanska AB #	7,288
		120,412
Switzerland: 14.3%
2,008	ABB Ltd. * #	42,102
127	Actelion Ltd. * #	18,607
480	Cie Financiere Richemont SA #	39,030
11	EMS-Chemie Holding AG #	4,649
50	Geberit AG #	16,677
67	Kuehne + Nagel International AG #	8,900
3,042	Nestle SA #	219,576
23	Partners Group Holding AG #	6,877
818	Roche Holding AG #	229,458
53	Schindler Holding AG - Participation Certificate #	8,672
25	Schindler Holding AG - Registered Shares #	4,085
6	SGS SA #	10,946
2	Sika AG #	7,057
23	Swisscom AG #	12,896
91	Syngenta AG #	37,146
29	The Swatch Group AG - Bearer Shares #	11,306
46	The Swatch Group AG - Registered Shares #	3,457
252	Wolseley Plc (GBP) #	16,086
		697,527
Taiwan: 4.4%
1,000	Asustek Computer, Inc. #	9,739
1,000	Catcher Technology Co. Ltd. #	12,502
1,000	Cheng Shin Rubber Industry Co. Ltd. #	2,214
1,005	Chicony Electronics Co. Ltd. #	2,698
2,000	Delta Electronics, Inc. #	10,232
2,000	Far EasTone Telecommunications Co. Ltd. #	4,834
1,000	Highwealth Construction Corp. #	2,384
3,000	Inotera Memories, Inc. * #	2,389
1,000	MediaTek, Inc. #	13,670
1,000	Novatek Microelectronics Corp. Ltd. #	4,823
1,000	President Chain Store Corp. #	7,030
2,000	Taiwan Mobile Co. Ltd. #	6,678
29,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	131,910
1,000	Vanguard International Semiconductor Corp. #	1,596
		212,699
Thailand: 0.4%
1,300	Advanced Info Service PCL (NVDR) #	9,212
1,400	BEC World PCL (NVDR) #	1,550
400	Bumrungrad Hospital PCL (NVDR) #	2,210
600	Delta Electronics PCL (NVDR) #	1,604
3,751	Home Product Center PCL (NVDR) #	748
1,400	Siam Commercial Bank PCL (NVDR) #	6,430
		21,754
Turkey: 0.2%
305	BIM Birlesik Magazalar AS	5,465
68	Ford Otomotiv Sanayi AS #	910
124	Tofas Turk Otomobil Fabrikasi AS #	847
113	Tupras-Turkiye Petrol Rafinerileri AS * #	2,864
473	Turk Telekomunikasyon AS	1,245
		11,331
United Kingdom: 21.1%
1,082	Aberdeen Asset Management Plc #	6,870
287	Admiral Group Plc #	6,260
256	Aggreko Plc #	5,788
1,462	ARM Holdings PLC #	23,946
1,438	AstraZeneca Plc #	91,095
3,349	BAE Systems Plc #	23,751
1,843	British American Tobacco Plc #	99,323
375	Bunzl Plc #	10,239
561	Burberry Group Plc #	13,853
629	Capita Plc #	12,233
4,536	Centrica Plc #	18,839
1,886	Compass Group Plc #	31,222
182	Croda International Plc #	7,877
2,533	Diageo Plc #	73,423
165	EasyJet Plc #	4,015
2,069	GKN Plc #	10,880
374	Hargreaves Lansdown Plc #	6,782
584	ICAP Plc #	4,862
363	IMI Plc #	6,423
999	Imperial Tobacco Group Plc #	48,158
175	Intertek Group Plc #	6,735
5,355	ITV Plc #	22,176
210	Johnson Matthey Plc #	10,024
1,542	Marks & Spencer Group Plc #	13,020
688	Meggitt Plc #	5,043
128	Next Plc #	14,995
325	Persimmon Plc * #	10,093
284	Petrofac Ltd. #	4,136
742	Reckitt Benckiser Group Plc #	64,045
945	Reed Elsevier NV #	22,464
1,638	Reed Elsevier Plc #	26,643
425	Rio Tinto Ltd. (AUD) #	17,514
1,254	Rio Tinto Plc #	51,628
1,899	Rolls-Royce Holdings Plc * #	25,963
248,301	Rolls-Royce Holdings Plc - C Share * #	391
132	Schroders Plc #	6,592
893	Smith & Nephew Plc #	15,121
438	Smiths Group Plc #	7,771
278	Sports Direct International Plc * #	3,137
441	Tate & Lyle Plc	3,603
1,368	The Sage Group Plc #	11,022
207	The Weir Group Plc #	5,522
2,058	Unilever NV (LDR) #	85,993
1,615	Unilever Plc #	69,411
191	Whitbread Plc #	14,852
813	William Hill Plc #	5,155
		1,028,888
Total Common Stocks (Cost: $4,778,792)		4,797,735
PREFERRED STOCKS: 1.1%
Brazil: 0.3%
100	AES Tiete SA	563
750	Cia Energetica de Minas Gerais	2,863
3,883	Itausa - Investimentos Itau SA	11,138
		14,564
Germany: 0.5%
84	Fuchs Petrolub AG #	3,550
170	Henkel AG & Co. KGaA #	19,066
		22,616
South Korea: 0.3%
18	Samsung Electronics Co. Ltd. #	15,997
Total Preferred Stocks (Cost: $59,594)		53,177
RIGHTS: 0.0% (Cost: $0)
Spain: 0.0%
251	Zardoya Otis SA Rights (EUR 0.01, expiring 07/01/15) *#	109
MONEY MARKET FUND: 0.7% (Cost: $30,616)
30,616	Dreyfus Government Cash Management Fund	30,616
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $4,869,002)		4,881,637

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3% (Cost: $15,987)
Repurchase Agreement: 0.3%
15,987	Repurchase agreement dated 6/30/15 with Daiwa Capital Markets America, Inc., 0.18%, due 7/1/15, proceeds $15,987; (collateralized by cash in the amount of $4 and various U.S. government and agency obligations, 0.00% to 9.25%, due 11/15/15 to 3/1/48, valued at $16,307 including accrued interest)	15,987

Total Investments: 100.3% (Cost: $4,884,989)		4,897,624
Liabilities in excess of other assets: (0.3)%		(12,676)
NET ASSETS: 100.0%		$4,884,948

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,723.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,420,820 which represents 90.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,824 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	15.0%	$730,609
Consumer Staples	22.1	1,079,085
Energy	2.1	101,897
Financials	6.7	326,213
Health Care	14.6	711,717
Industrials	11.7	571,129
Information Technology	15.6	761,813
Materials	5.3	259,202
Telecommunication Services	5.0	244,246
Utilities	1.3	65,110
Money Market Fund	0.6	30,616
	100.0%	$4,881,637

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$139,679	$—	$139,679
Belgium	—	9,007	—	9,007
Brazil	86,462	—	—	86,462
Canada	200,451	—	—	200,451
Chile	1,390	—	—	1,390
China / Hong Kong	9,539	434,370	2,824	446,733
Denmark	2,059	198,812	—	200,871
Egypt	—	7,205	—	7,205
Finland	—	34,259	—	34,259
France	—	147,688	—	147,688
Germany	—	168,319	—	168,319
Greece	—	1,761	—	1,761
India	18,956	191,927	—	210,883
Indonesia	—	86,434	—	86,434
Ireland	—	75,545	—	75,545
Japan	—	196,819	—	196,819
Luxembourg	—	9,204	—	9,204
Malaysia	6,957	19,427	—	26,384
Mexico	47,878	—	—	47,878
Netherlands	—	35,345	—	35,345
New Zealand	—	2,228	—	2,228
Norway	—	3,049	—	3,049
Philippines	—	14,219	—	14,219
Poland	10,322	1,204	—	11,526
Portugal	—	3,363	—	3,363
Qatar	—	24,794	—	24,794
Russia	5,966	36,929	—	42,895
Singapore	—	44,717	—	44,717
South Africa	1,507	170,561	—	172,068
South Korea	11,704	184,467	—	196,171
Spain	—	57,777	—	57,777
Sweden	2,024	118,388	—	120,412
Switzerland	—	697,527	—	697,527
Taiwan	—	212,699	—	212,699
Thailand	—	21,754	—	21,754
Turkey	6,710	4,621	—	11,331
United Kingdom	3,603	1,025,285	—	1,028,888
Preferred Stocks
Brazil	14,564	—	—	14,564
Germany	—	22,616	—	22,616
South Korea	—	15,997	—	15,997
Rights*	—	109	—	109
Money Market Fund	30,616	—	—	30,616
Repurchase Agreement	—	15,987	—	15,987
Total	$460,708	$4,434,092	$2,824	$4,897,624

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended June 30, 2015, transfers of securities from Level 1 to Level 2 were $31,217 and transfers from Level 2 to Level 1 were $64,931. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2015:

Common Stocks
China / Hong Kong
Balance as of September 30, 2014	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	2,824
Balance as of June 30, 2015	$2,824

Transfers from Level 2 to Level 3 resulted primarily due to suspended trading.

See Notes to Schedules of Investments

MSCI INTERNATIONAL QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.4%
Australia: 7.3%
1,434	Amcor Ltd. #	$15,096
230	ASX Ltd. #	7,046
536	Bendigo and Adelaide Bank Ltd. #	5,049
3,818	BHP Billiton Ltd. #	77,585
2,510	BHP Billiton Plc (GBP) #	49,396
2,783	Insurance Australia Group Ltd. #	11,919
654	Lend Lease Group #	7,533
443	Orica Ltd. #	7,244
278	Platinum Asset Management Ltd. #	1,596
453	Sonic Healthcare Ltd. #	7,431
1,529	Suncorp Group Ltd. #	15,759
1,718	Tatts Group Ltd. #	4,907
5,086	Telstra Corp. Ltd. #	23,978
1,336	Wesfarmers Ltd. #	40,024
881	Woodside Petroleum Ltd. #	23,158
1,501	Woolworths Ltd. #	31,070
247	WorleyParsons Ltd. #	1,976
		330,767
Austria: 0.1%
175	OMV AG #	4,815
Brazil: 1.6%
5,600	Ambev SA	34,432
850	BB Seguridade Participacoes SA	9,331
1,050	CCR SA	5,040
250	CETIP SA	2,743
1,000	Cielo SA	14,106
300	Cyrela Brazil Realty SA Empreendimentos e Participacoes	956
350	Duratex SA	818
250	EcoRodovias Infraestrutura e Logistica SA	624
200	Natura Cosmeticos SA	1,773
150	Porto Seguro SA	1,999
200	Tractebel Energia SA	2,201
100	Transmissora Alianca de Energia Eletrica SA	663
		74,686
Canada: 9.8%
402	ARC Resources Ltd.	6,891
769	Bank of Montreal	45,588
1,444	Bank of Nova Scotia	74,568
171	BCE, Inc.	7,268
472	Canadian Imperial Bank of Commerce †	34,487
980	Cenovus Energy, Inc.	15,676
285	CI Financial Corp.	7,670
355	Great-West Lifeco, Inc.	10,339
409	Husky Energy, Inc.	7,827
119	IGM Financial, Inc.	3,792
988	Potash Corp of Saskatchewan, Inc.	30,611
441	Power Corp. of Canada	11,282
296	Power Financial Corp.	8,505
169	PrairieSky Royalty Ltd.	4,265
430	Rogers Communications, Inc.	15,258
1,715	Royal Bank of Canada	104,923
473	Shaw Communications, Inc.	10,305
239	TELUS Corp.	8,238
843	TransCanada Corp.	34,275
127	Vermilion Energy, Inc.	5,488
		447,256
Chile: 0.2%
28,128	Banco de Chile	3,082
78,398	Banco Santander Chile	3,961
		7,043
China / Hong Kong: 10.7%
27,000	Agricultural Bank of China Ltd. #	14,503
94,000	Bank of China Ltd. #	60,996
4,500	BOC Hong Kong Holdings Ltd. #	18,727
2,000	China Communications Services Corp. Ltd. #	1,010
100,000	China Construction Bank Corp. #	91,204
5,500	China Merchants Bank Co. Ltd. #	15,974
2,000	China Oilfield Services Ltd. (Class H) #	3,180
30,000	China Petroleum & Chemical Corp. #	25,739
2,500	CLP Holdings Ltd. #	21,245
21,000	CNOOC Ltd. #	29,784
7,000	Country Garden Holdings Co. Ltd. #	3,073
1,200	Guangzhou R&F Properties Co. Ltd. * #	1,469
900	Hang Seng Bank Ltd. #	17,576
3,360	HKT Trust and HKT Ltd.	3,953
88,000	Industrial & Commercial Bank of China Ltd. #	69,821
2,000	Jiangsu Expressway Co. Ltd. #	2,624
2,000	Jiangxi Copper Co. Ltd. (Class H) #	3,332
6,000	Li & Fung Ltd. #	4,756
2,000	NWS Holdings Ltd. #	2,891
5,000	PCCW Ltd. #	2,982
26,000	PetroChina Co. Ltd. (Class H) #	28,952
4,000	PICC Property & Casualty Co. Ltd. #	9,104
1,500	Power Assets Holdings Ltd. #	13,674
2,800	Sands China Ltd. #	9,409
1,500	Shimao Property Holdings Ltd. #	2,952
4,000	Sino Land Co. Ltd. #	6,676
4,000	Sino-Ocean Land Holdings Ltd. #	3,016
1,500	Sinopec Engineering Group Co. Ltd. #	1,388
2,500	Soho China Ltd. #	1,627
3,000	Sun Art Retail Group Ltd.	2,701
500	Swire Pacific Ltd. #	6,278
2,000	Wynn Macau Ltd. #	3,332
2,300	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	2,416
1,000	Yue Yuen Industrial Holdings Ltd. #	3,344
		489,708
Colombia: 0.1%
5,865	Ecopetrol SA	3,903
Czech Republic: 0.1%
18	Komercni Banka AS #	3,989
Denmark: 0.2%
965	TDC AS #	7,070
142	Tryg AS #	2,959
		10,029
Finland: 1.4%
169	Elisa OYJ #	5,351
528	Fortum OYJ #	9,374
134	Metso OYJ #	3,681
135	Nokian Renkaat OYJ #	4,227
120	Orion OYJ #	4,201
531	Sampo OYJ #	25,010
634	UPM-Kymmene OYJ #	11,213
		63,057
France: 8.7%
2,322	AXA SA #	58,833
240	Bouygues SA	8,968
67	Casino Guichard Perrachon SA † #	5,083
204	CNP Assurances #	3,412
245	Edenred #	6,050
202	Eutelsat Communications SA #	6,521
347	Rexel SA #	5,596
1,411	Sanofi #	139,509
183	SCOR SE #	6,467
2,544	Total SA #	124,713
562	Vinci SA #	32,598
		397,750
Germany: 5.3%
543	Allianz SE #	84,632
53	Axel Springer SE #	2,782
1,092	BASF SE #	96,032
72	Hannover Rueck SE #	6,965
206	Muenchener Rueckversicherungs Gesellschaft AG #	36,501
260	ProSiebenSat.1 Media AG #	12,835
		239,747
Hungary: 0.0%
43	MOL Hungarian Oil & Gas Plc #	2,200
India: 0.2%
535	Cairn India Ltd. #	1,525
826	Coal India Ltd. #	5,457
143	Oil India Ltd. #	1,002
		7,984
Indonesia: 0.2%
17,100	Adaro Energy Tbk PT #	972
1,800	Indocement Tunggal Prakarsa Tbk PT #	2,813
13,000	Perusahaan Gas Negara Tbk PT #	4,199
		7,984
Italy: 0.4%
2,497	Snam SpA #	11,876
1,792	Terna Rete Elettrica Nazionale SpA † #	7,919
		19,795
Japan: 1.7%
1,300	Canon, Inc. #	42,177
1,800	NTT DoCoMo, Inc. #	34,563
		76,740
Luxembourg: 0.3%
381	SES SA (LDR) #	12,801
Malaysia: 0.9%
1,300	Alliance Financial Group Bhd #	1,511
2,300	AMMB Holdings Bhd #	3,672
200	British American Tobacco Malaysia Bhd #	3,283
4,200	DiGi.com Bhd #	5,961
3,500	IOI Corp. Bhd	3,766
500	Lafarge Malaysia Bhd	1,121
5,532	Malayan Banking Bhd #	13,395
2,200	Maxis Bhd #	3,709
1,351	Telekom Malaysia Bhd #	2,337
700	UMW Holdings Bhd #	1,880
		40,635
Mexico: 0.1%
1,800	Kimberly-Clark de Mexico, SAB de CV	3,891
Netherlands: 5.0%
2,154	Aegon NV #	15,883
2,901	Royal Dutch Shell Plc (GBP) #	82,669
4,629	Royal Dutch Shell Plc (GBP) #	131,002
		229,554
New Zealand: 0.1%
436	Contact Energy Ltd.	1,477
818	Fletcher Building Ltd. #	4,492
		5,969
Norway: 1.4%
238	Gjensidige Forsikring ASA #	3,819
969	Orkla ASA #	7,577
1,327	Statoil ASA #	23,649
892	Telenor ASA #	19,490
213	Yara International ASA #	11,061
		65,596
Poland: 0.5%
39	Bank Handlowy w Warszawie SA	1,037
156	Bank Pekao SA #	7,463
246	Energa SA #	1,488
1,000	Polska Grupa Energetyczna SA #	4,903
67	Powszechny Zaklad Ubezpieczen SA	7,708
629	Synthos SA #	777
		23,376
Portugal: 0.2%
2,753	EDP - Energias de Portugal SA #	10,483
Qatar: 0.6%
117	Barwa Real Estate Co. QSC #	1,694
56	Gulf International Services QSC #	1,226
181	Industries Qatar QSC #	7,118
441	Masraf Al Rayan QSC #	5,605
33	Qatar Electricity & Water Co. QSC #	2,058
210	Qatar National Bank SAQ #	11,111
		28,812
Russia: 2.1%
14,070	Gazprom OAO (USD) * #	36,847
607	Lukoil OAO (USD) * #	26,932
111	MegaFon PJSC (GDR) Reg S	1,543
66	MMC Norilsk Nickel PJSC (USD) * #	11,245
614	Mobile TeleSystems OJSC (ADR)	6,005
1,354	Moscow Exchange (USD) * #	1,698
952	Rostelecom OJSC (USD) * #	1,552
1,683	Tatneft OAO (USD) * #	8,958
		94,780
Singapore: 1.4%
1,700	Keppel Corp. Ltd. #	10,364
1,200	Sembcorp Industries Ltd. #	3,464
1,000	Sembcorp Marine Ltd. #	2,107
1,000	Singapore Exchange Ltd. #	5,811
1,900	Singapore Press Holdings Ltd. #	5,754
1,900	Singapore Technologies Engineering Ltd. #	4,653
9,500	Singapore Telecommunications Ltd. #	29,655
700	StarHub Ltd. #	2,053
		63,861
South Africa: 3.2%
403	Barclays Africa Group Ltd. #	6,073
270	Coronation Fund Managers Ltd. #	1,832
4,001	FirstRand Ltd. #	17,570
238	Foschini Group Ltd. #	3,118
222	Imperial Holdings Ltd. #	3,388
289	Investec Ltd. #	2,606
656	Investec Plc (GBP) #	5,900
136	Liberty Holdings Ltd.	1,627
1,307	MMI Holdings Ltd.	3,247
1,976	MTN Group Ltd. #	37,204
710	Nampak Ltd. #	1,977
233	Nedbank Group Ltd. #	4,638
839	RMB Holdings Ltd. #	4,592
658	Sasol Ltd. #	24,422
1,443	Standard Bank Group Ltd. #	19,033
509	Truworths International Ltd. #	3,590
442	Vodacom Group Ltd. #	5,052
		145,869
South Korea: 0.3%
131	KT&G Corp.	11,145
12	SK Telecom Co. Ltd. #	2,685
		13,830
Spain: 1.2%
255	Enagas SA † #	6,938
416	Gas Natural SDG SA #	9,441
1,281	Mapfre SA † #	4,425
129	Red Electrica Corp. SA #	10,353
1,229	Repsol YPF SA #	21,649
		52,806
Sweden: 1.6%
1,129	Hennes & Mauritz AB #	43,414
195	Industrivarden AB #	3,672
452	Skanska AB #	9,151
3,088	TeliaSonera AB #	18,183
		74,420
Switzerland: 2.8%
7	SGS SA #	12,771
77	Swiss Prime Site AG * #	5,845
419	Swiss Re AG #	37,107
31	Swisscom AG #	17,381
178	Zurich Insurance Group AG * #	54,212
		127,316
Taiwan: 2.3%
3,040	Asia Cement Corp. #	3,595
1,000	Asustek Computer, Inc. #	9,739
2,000	Cheng Shin Rubber Industry Co. Ltd. #	4,428
1,005	Chicony Electronics Co. Ltd. #	2,698
1,000	China Motor Corp. #	779
5,000	Chunghwa Telecom Co. Ltd. #	15,957
4,060	Far Eastern New Century Corp. #	4,301
2,000	Far EasTone Telecommunications Co. Ltd. #	4,834
3,000	Inventec Corp. #	2,076
2,010	Lite-On Technology Corp. #	2,358
1,000	Novatek Microelectronics Corp. Ltd. #	4,823
3,000	Quanta Computer, Inc. #	7,094
1,000	Radiant Opto-Electronics Corp. #	3,708
1,000	Realtek Semiconductor Corp. #	2,563
1,000	Ruentex Development Co. Ltd. #	1,581
1,000	Ruentex Industries Ltd. #	2,289
2,000	Synnex Technology International Corp. #	2,965
4,000	Taiwan Cement Corp. #	5,050
1,000	Taiwan Fertilizer Co. Ltd. #	1,653
2,000	Taiwan Mobile Co. Ltd. #	6,678
2,000	Teco Electric and Machinery Co. Ltd. #	1,553
1,000	Vanguard International Semiconductor Corp. #	1,596
3,040	Wistron Corp. #	2,305
2,000	WPG Holdings Ltd. #	2,505
10,000	Yuanta Financial Holding Co. Ltd. #	5,408
		102,536
Thailand: 0.9%
1,200	Advanced Info Service PCL (NVDR) #	8,504
1,200	BEC World PCL (NVDR) #	1,329
600	Glow Energy PCL (NVDR) #	1,510
4,200	Krung Thai Bank PCL (NVDR) #	2,122
2,000	PTT Global Chemical PCL (NVDR) #	4,091
1,200	PTT PCL (NVDR) #	12,719
1,900	Siam Commercial Bank PCL (NVDR) #	8,727
		39,002
Turkey: 0.1%
1,664	Eregli Demir ve Celik Fabrikalari TAS #	2,693
194	TAV Havalimanlari Holding AS #	1,648
149	Tofas Turk Otomobil Fabrikasi AS #	1,017
		5,358
United Arab Emirates: 0.1%
1,185	Dubai Islamic Bank #	2,193
1,079	First Gulf Bank PJSC #	4,452
		6,645
United Kingdom: 25.3%
1,108	Aberdeen Asset Management Plc #	7,035
248	Admiral Group Plc #	5,409
462	AMEC Plc #	5,939
1,660	Anglo American Plc #	24,003
1,502	AstraZeneca Plc #	95,150
3,749	BAE Systems Plc #	26,588
2,216	British American Tobacco Plc #	119,425
5,906	Centrica Plc #	24,529
1,638	Direct Line Insurance Group Plc	8,650
5,783	GlaxoSmithKline Plc #	120,351
22,845	HSBC Holdings Plc #	204,752
656	ICAP Plc #	5,462
1,138	Imperial Tobacco Group Plc #	54,859
533	Inmarsat Plc #	7,669
4,553	ITV Plc #	18,855
1,593	J Sainsbury Plc #	6,637
7,063	Legal & General Group Plc #	27,642
1,958	Marks & Spencer Group Plc #	16,533
4,444	National Grid Plc #	57,251
5,855	Old Mutual Plc #	18,550
975	Pearson Plc #	18,478
364	Persimmon Plc * #	11,304
308	Petrofac Ltd. #	4,486
838	Rexam Plc #	7,275
518	Rio Tinto Ltd. (AUD) #	21,346
1,512	Rio Tinto Plc #	62,251
284	Severn Trent Plc #	9,289
1,174	SSE Plc #	28,350
2,329	Standard Life Plc #	16,255
554	Tate & Lyle Plc	4,526
31,512	Vodafone Group Plc #	115,059
		1,153,908
Total Common Stocks (Cost: $5,010,583)		4,488,901
PREFERRED STOCKS: 0.3%
Brazil: 0.1%
100	AES Tiete SA	563
900	Cia Energetica de Minas Gerais	3,436
100	Cia Paranaense de Energia	1,125
		5,124
Russia: 0.2%
8,239	Surgutneftegas OJSC (USD) * #	6,305
Total Preferred Stocks (Cost: $13,486)		11,429

Principal Amount
CORPORATE BOND: 0.0% (Cost: $347)
India: 0.0%
21,662	NTPC Ltd. 8.49%, 03/25/25 §	349

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $22,615)
$22,615	Dreyfus Government Cash Management Fund	22,615
Total Investments Before Collateral for Securities Loaned: 99.2% (Cost: $5,047,031)		4,523,294

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0% (Cost: $45,923)
Repurchase Agreement: 1.0%
$45,923	Repurchase agreement dated 6/30/15 with Daiwa Capital Markets America, Inc., 0.18%, due 7/1/15, proceeds $45,923; (collateralized by cash in the amount of $11 and various U.S. government and agency obligations, 0.00% to 9.25%, due 11/15/15 to 3/1/48, valued at $46,841 including accrued interest)	45,923

Total Investments: 100.2% (Cost: $5,092,954)		4,569,217
Liabilities in excess of other assets: (0.2)%		(8,571)
NET ASSETS: 100.0%		$4,560,646

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $42,461.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,890,953 which represents 85.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $349 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	4.7%	$212,331
Consumer Staples	7.3	330,192
Energy	15.9	718,601
Financials	33.0	1,493,960
Health Care	8.1	366,642
Industrials	3.5	155,594
Information Technology	2.2	100,713
Materials	10.1	456,770
Telecommunication Services	9.3	421,182
Utilities	5.4	244,694
Money Market Fund	0.5	22,615
	100.0%	$4,523,294

The summary of inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$330,767	$—	$330,767
Austria	—	4,815	—	4,815
Brazil	74,686	—	—	74,686
Canada	447,256	—	—	447,256
Chile	7,043	—	—	7,043
China / Hong Kong	6,654	483,054	—	489,708
Colombia	3,903	—	—	3,903
Czech Republic	—	3,989	—	3,989
Denmark	—	10,029	—	10,029
Finland	—	63,057	—	63,057
France	8,968	388,782	—	397,750
Germany	—	239,747	—	239,747
Hungary	—	2,200	—	2,200
India	—	7,984	—	7,984
Indonesia	—	7,984	—	7,984
Italy	—	19,795	—	19,795
Japan	—	76,740	—	76,740
Luxembourg	—	12,801	—	12,801
Malaysia	4,887	35,748	—	40,635
Mexico	3,891	—	—	3,891
Netherlands	—	229,554	—	229,554
New Zealand	1,477	4,492	—	5,969
Norway	—	65,596	—	65,596
Poland	8,745	14,631	—	23,376
Portugal	—	10,483	—	10,483
Qatar	—	28,812	—	28,812
Russia	7,548	87,232	—	94,780
Singapore	—	63,861	—	63,861
South Africa	4,874	140,995	—	145,869
South Korea	11,145	2,685	—	13,830
Spain	—	52,806	—	52,806
Sweden	—	74,420	—	74,420
Switzerland	—	127,316	—	127,316
Taiwan	—	102,536	—	102,536
Thailand	—	39,002	—	39,002
Turkey	—	5,358	—	5,358
United Arab Emirates	—	6,645	—	6,645
United Kingdom	13,176	1,140,732	—	1,153,908
Preferred Stocks
Brazil	5,124	—	—	5,124
Russia	—	6,305	—	6,305
Corporate Bond*	—	349	—	349
Money Market Fund	22,615	—	—	22,615
Repurchase Agreement	—	45,923	—	45,923
Total	$631,992	$3,937,225	$—	$4,569,217

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended June 30, 2015, transfers of securities from Level 1 to Level 2 were $35,604 and transfers from Level 2 to Level 1 were $ 41,449. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2015 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Participatory Notes (“P-Notes”) are fair valued using the current market value of the underlying equity investments. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Global Spin-Off ETF commenced operations on June 9, 2015.

Income Taxes–As of June 30, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$735,041,742	$105,106,807	$(15,171,028)	$89,935,779
Environmental Services ETF	14,913,267	2,016,275	(517,262)	1,499,013
Gaming ETF	37,937,389	1,961,062	(10,339,152)	(8,378,090)
Pharmaceutical ETF	370,397,497	17,735,998	(9,948,063)	7,787,935
Retail ETF	215,134,864	5,947,287	(10,232,440)	(4,285,153)
Semiconductor ETF	472,932,342	121,917	(40,657,382)	(40,535,465)
Global Spin-Off ETF	1,989,444	26,147	(52,224)	(26,077)
Morningstar Wide Moat ETF	921,677,891	10,256,002	(51,734,764)	(41,478,762)
MSCI Emerging Markets Quality ETF	10,414,612	649,321	(621,393)	27,928
MSCI Emerging Markets Quality Dividend ETF	5,064,553	377,733	(526,525)	(148,792)
MSCI International Quality ETF	4,885,017	378,671	(366,064)	12,607
MSCI International Quality Dividend ETF	5,092,970	129,207	(652,960)	(523,753)

ITEM 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: August 25, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: August 25, 2015